United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Quarter ended 4/30/09

Item 1.                      Schedule of Investments
Federated MDT All Cap Core Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.5%
		Advertising--0.1%
2,900		Omnicom Group, Inc.	$91,263
		Agricultural Chemicals--1.9%
28,200		Bunge Ltd.	1,353,882
5,000		FMC Corp.	243,650
47,200	[1]	Mosaic Co./The	1,909,240
		TOTAL	3,506,772
		Airline - National--0.0%
1,400	[1]	Atlas Air Worldwide Holdings, Inc.	37,170
		Airline - Regional--0.2%
18,100	[1]	Alaska Air Group, Inc.	303,718
2,300	[1]	Allegiant Travel Co.	119,692
		TOTAL	423,410
		Apparel--0.1%
4,000		V.F. Corp.	237,080
		Auto Original Equipment Manufacturers--0.1%
12,900		Superior Industries International, Inc.	194,532
		Auto Rentals--0.1%
5,000	[1]	AMERCO	162,250
		Biotechnology--5.6%
12,500	[1]	Affymetrix, Inc.	58,625
39,000	[1]	Amgen, Inc.	1,890,330
4,400	[1]	Cephalon, Inc.	288,684
179,800	[1]	Gilead Sciences, Inc.	8,234,840
		TOTAL	10,472,479
		Bituminous Coal--0.0%
1,900		Fluor Corp.	71,953
		Broadcasting--0.2%
5,100	[1]	American Tower Systems Corp.	161,976
23,200		News Corp., Inc.	191,632
		TOTAL	353,608
		Building Materials--0.1%
12,400	[1]	Armstrong World Industries, Inc.	225,432
		Cable TV--1.4%
54,700	[1]	Discovery Communications, Inc.	1,038,753
10,510		Time Warner Cable, Inc.	338,737
29,166		Time Warner, Inc.	636,694
35,400	[1]	Viacom, Inc., Class B	681,096
		TOTAL	2,695,280
		Cement--0.3%
15,400		Texas Industries, Inc.	492,492
		Clothing Stores--1.2%
21,800	[1]	Aeropostale, Inc.	740,546
6,300	[1]	AnnTaylor Stores Corp.	46,557
1,900	[1]	Citi Trends, Inc.	46,664
13,600	[1]	Jos A. Bank Clothiers, Inc.	549,984
8,800		Mens Wearhouse, Inc.	164,032
16,600		Ross Stores, Inc.	629,804
		TOTAL	2,177,587
		Commodity Chemicals--0.3%
1,000		Compass Minerals International, Inc.	48,220
3,000		Eastman Chemical Co.	119,040
19,600		Westlake Chemical Corp.	366,520
		TOTAL	533,780
		Computer Peripherals--1.5%
10,800		Imation Corp.	108,000
96,200	[1]	Sandisk Corp.	1,512,264
28,600	[1]	Synaptics, Inc.	928,928
8,000	[1]	Western Digital Corp.	188,160
		TOTAL	2,737,352
		Computer Services--0.0%
2,200		Syntel, Inc.	60,984
		Computer Stores--1.0%
52,000	[1]	GameStop Corp.	1,568,320
18,800	[1]	Ingram Micro, Inc., Class A	272,976
		TOTAL	1,841,296
		Computers - Low End--2.8%
35,900	[1]	Apple, Inc.	4,517,297
63,500	[1]	Dell, Inc.	737,870
		TOTAL	5,255,167
		Computers - Midrange--4.0%
206,800		Hewlett-Packard Co.	7,440,664
		Construction Machinery--0.1%
6,700		Joy Global, Inc.	170,850
		Crude Oil & Gas Production--1.3%
14,500	[1]	Encore Acquisition Co.	423,255
3,300		Penn Virginia Corp.	46,431
45,900		Pioneer Natural Resources, Inc.	1,061,208
18,300	[1]	Plains Exploration & Production Co.	345,321
18,100		St. Mary Land & Exploration Co.	323,447
23,300		W&T Offshore, Inc.	216,224
		TOTAL	2,415,886
		Defense Aerospace--4.6%
1,400	[1]	Alliant Techsystems, Inc.	111,510
95,200		Boeing Co.	3,812,760
23,500		General Dynamics Corp.	1,214,245
35,400		Lockheed Martin Corp.	2,779,962
19,100	[1]	TransDigm Group, Inc.	671,174
		TOTAL	8,589,651
		Defense Electronics--1.4%
8,000		L-3 Communications Holdings, Inc.	609,200
24,000		Northrop Grumman Corp.	1,160,400
12,400		Raytheon Co.	560,852
6,100		Rockwell Collins	233,935
		TOTAL	2,564,387
		Department Stores--1.7%
32,500		Dillards, Inc., Class A	250,575
51,100		Penney (J.C.) Co., Inc.	1,568,259
42,800	[1]	Saks, Inc.	222,988
18,300	[1]	Sears Holdings Corp.	1,143,201
		TOTAL	3,185,023
		Discount Department Stores--0.1%
6,200	[1]	99 Cents Only Stores	66,588
14,200		Foot Locker, Inc.	168,838
		TOTAL	235,426
		Diversified Leisure--0.5%
5,600		Carnival Corp.	150,528
25,500	[1]	Gaylord Entertainment Co.	355,470
2,400		International Speedway Corp., Class A	56,832
7,400	[1]	Life Time Fitness, Inc.	138,824
15,000	[1]	Pinnacle Entertainment, Inc.	187,200
		TOTAL	888,854
		Diversified Oil--0.0%
1,600		Murphy Oil Corp.	76,336
		Electronic & Electrical Original Equipment Manufacturers--0.2%
26,000		Molex, Inc.	433,420
		Electrical Test/Measuring Equipment--0.1%
4,700	[1]	Multi-Fineline Electronix, Inc.	94,329
		Electric Utility--6.9%
9,600		Allegheny Energy, Inc.	248,832
14,200		Alliant Energy Corp.	317,512
38,100		Ameren Corp.	877,062
48,500		CMS Energy Corp.	582,970
30,700	[1]	Calpine Corp.	248,977
20,000		DTE Energy Co.	591,400
189,500		Edison International	5,402,645
6,600	[1]	El Paso Electric Co.	91,080
4,400		Entergy Corp.	284,988
2,600		FirstEnergy Corp.	106,340
7,800		Idacorp, Inc.	186,966
4,700		NV Energy, Inc.	48,175
8,600		OGE Energy Corp.	221,106
44,300		Public Service Enterprises Group, Inc.	1,321,912
3,800		SCANA Corp.	114,836
43,200		Sempra Energy	1,988,064
7,400		UniSource Energy Corp.	194,768
		TOTAL	12,827,633
		Electrical - Radio & TV--0.2%
22,600		Harman International Industries, Inc.	411,094
		Electrical Equipment--0.1%
8,000		Belden, Inc.	128,960
		Electronic Instruments--0.3%
13,400	[1]	Thermo Fisher Scientific, Inc.	470,072
		Electronics Stores--0.1%
5,200		Best Buy Co., Inc.	199,576
		Ethical Drugs--2.6%
42,600		Bristol-Myers Squibb Co.	817,920
48,500		Eli Lilly & Co.	1,596,620
57,500	[1]	Forest Laboratories, Inc., Class A	1,247,175
22,400		Johnson & Johnson	1,172,864
800	[1]	Noven Pharmaceuticals, Inc.	8,256
		TOTAL	4,842,835
		Food Wholesaling--0.1%
7,100		SUPERVALU, Inc.	116,085
6,900	[1]	Winn-Dixie Stores, Inc.	79,074
		TOTAL	195,159
		Furniture--0.0%
10,400		Furniture Brands International, Inc.	32,864
		Gas Distributor--1.5%
9,100		AGL Resources, Inc.	283,647
52,800		Energen Corp.	1,907,136
2,000		Laclede Group, Inc.	69,360
4,100		ONEOK, Inc.	107,297
16,500	[1]	Southern Union Co.	262,515
8,300		WGL Holdings, Inc.	258,462
		TOTAL	2,888,417
		Grocery Chain--1.0%
14,100		Kroger Co.	304,842
73,700		Safeway Inc.	1,455,575
900		Weis Markets, Inc.	33,291
7,400	[1]	Whole Foods Market, Inc.	153,402
		TOTAL	1,947,110
		Home Building--2.9%
3,600		Centex Corp.	39,384
152,400		D. R. Horton, Inc.	1,988,820
69,000		Lennar Corp., Class A	672,060
2,800	[1]	M/I Schottenstein Homes, Inc.	42,756
19,800		Pulte Homes, Inc.	227,898
12,700		Ryland Group, Inc.	263,017
111,400	[1]	Toll Brothers, Inc.	2,256,964
		TOTAL	5,490,899
		Home Health Care--0.7%
17,900	[1]	Amedisys, Inc.	600,366
14,800	[1]	Amerigroup Corp.	442,076
4,000	[1]	Gentiva Health Services, Inc.	63,720
11,200	[1]	LHC Group, Inc.	255,584
		TOTAL	1,361,746
		Home Products--0.1%
3,500	[1]	Energizer Holdings, Inc.	200,550
1,000		Tupperware Brands Corp.	25,030
		TOTAL	225,580
		Hospitals--0.0%
1,500		Universal Health Services, Inc., Class B	75,600
		Hotels and Motels--0.0%
8,700	[1]	MGM Mirage	72,906
		Household Appliances--0.1%
5,500		Whirlpool Corp.	248,380
		Industrial Machinery--0.5%
5,800		Flowserve Corp.	393,820
33,400	[1]	Terex Corp.	460,920
		TOTAL	854,740
		Integrated Domestic Oil--1.5%
66,300		ConocoPhillips	2,718,300
2,300		Marathon Oil Corp.	68,310
		TOTAL	2,786,610
		Integrated International Oil--4.8%
134,400		Chevron Corp.	8,883,840
		Internet Services--2.2%
3,700	[1]	Amazon.com, Inc.	297,924
37,600	[1]	IAC Interactive Corp.	602,352
52,400	[1]	NetFlix, Inc.	2,374,244
45,900	[1]	eBay, Inc.	755,973
		TOTAL	4,030,493
		Life Insurance--1.5%
62,100		Old Republic International Corp.	581,877
77,400		Torchmark Corp.	2,270,142
		TOTAL	2,852,019
		Long-Term Care Centers--0.0%
2,100	[1]	Kindred Healthcare, Inc.	27,342
		Lumber Products--0.1%
25,100	[1]	Louisiana-Pacific Corp.	102,157
		Maritime--0.1%
3,900	[1]	Kirby Corp.	120,354
		Medical Supplies--0.4%
10,200		Cardinal Health, Inc.	344,658
3,200	[1]	Kinetic Concepts, Inc.	79,232
8,000		McKesson HBOC, Inc.	296,000
5,700	[1]	PetMed Express, Inc.	92,682
		TOTAL	812,572
		Medical Technology--0.5%
5,700	[1]	Cantel Medical Corp.	80,541
2,300	[1]	Cyberonics, Inc.	30,452
1,500	[1]	Edwards Lifesciences Corp.	95,070
2,800	[1]	Gen-Probe, Inc.	134,848
2,000	[1]	ResMed, Inc.	76,900
12,100	[1]	Zimmer Holdings, Inc.	532,279
		TOTAL	950,090
		Metal Containers--0.1%
2,300		Ball Corp.	86,756
4,100	[1]	Crown Holdings, Inc.	90,405
		TOTAL	177,161
		Metal Fabrication--0.1%
2,400		CIRCOR International, Inc.	61,752
2,800		Reliance Steel & Aluminum Co.	98,644
		TOTAL	160,396
		Miscellaneous Food Products--2.4%
166,000		Archer-Daniels-Midland Co.	4,086,920
26,100	[1]	Fresh Del Monte Produce, Inc.	378,972
		TOTAL	4,465,892
		Miscellaneous Components--0.6%
17,500		AVX Corp.	175,175
15,900	[1]	Cree, Inc.	435,501
6,800	[1]	Fairchild Semiconductor International, Inc., Class A	41,888
25,900	[1]	International Rectifier Corp.	437,192
6,700	[1]	Zoran Corp.	59,898
		TOTAL	1,149,654
		Mortgage and Title--0.1%
18,600		Radian Group, Inc.	32,178
6,700		Stewart Information Services Corp.	151,487
		TOTAL	183,665
		Motion Pictures--0.9%
76,500		Walt Disney Co.	1,675,350
		Multi-Industry Capital Goods--2.1%
45,400		Honeywell International, Inc.	1,416,934
49,800		KBR, Inc.	777,876
36,400		United Technologies Corp.	1,777,776
		TOTAL	3,972,586
		Multi-Line Insurance--3.4%
15,000		Allstate Corp.	349,950
7,000	[1]	Amerisafe, Inc.	107,520
8,800		CIGNA Corp.	173,448
5,700		Hanover Insurance Group, Inc.	170,886
2,200		Harleysville Group, Inc.	63,624
2,800		Infinity Property & Casualty	98,672
3,600	[1]	Navigators Group, Inc.	163,368
1,500		Safety Insurance Group, Inc.	49,575
24,100		Unitrin, Inc.	409,700
284,900		Unum Group	4,655,266
3,700		Zenith National Insurance Corp.	84,323
		TOTAL	6,326,332
		Office Equipment--0.2%
13,200		Pitney Bowes, Inc.	323,928
		Offshore Driller--1.3%
37,000	[1]	Transocean Ltd.	2,496,760
		Oil Refiner--1.6%
21,700		Sunoco, Inc.	575,267
107,600		Tesoro Petroleum Corp.	1,640,900
28,600		Western Refining, Inc.	360,074
11,100		World Fuel Services Corp.	423,243
		TOTAL	2,999,484
		Oil Service, Explore & Drill--0.5%
4,400	[1]	Mariner Energy, Inc.	50,072
5,000	[1]	McDermott International, Inc.	80,700
60,800		Patterson-UTI Energy, Inc.	772,768
		TOTAL	903,540
		Oil Well Supply--0.0%
3,000	[1]	Superior Energy Services, Inc.	57,630
		Other Communications Equipment--0.1%
42,500	[1]	Tellabs, Inc.	222,700
		Paper Products--0.1%
13,400		MeadWestvaco Corp.	209,844
		Personal Loans--1.1%
90,300		Capital One Financial Corp.	1,511,622
21,000	[1]	Ezcorp, Inc., Class A	260,190
6,800	[1]	World Acceptance Corp.	201,824
		TOTAL	1,973,636
		Personnel Agency--0.0%
5,000		Kelly Services, Inc., Class A	56,800
		Pollution Control--0.2%
3,700	[1]	Layne Christensen Co.	80,142
6,800	[1]	Stericycle, Inc.	320,144
		TOTAL	400,286
		Property Liability Insurance--4.5%
5,800		Chubb Corp.	225,910
4,100		OneBeacon Insurance Group Ltd.	47,642
195,900		The Travelers Cos., Inc.	8,059,326
		TOTAL	8,332,878
		Railroad--4.5%
43,800		CSX Corp.	1,296,042
12,700		Norfolk Southern Corp.	453,136
135,700		Union Pacific Corp.	6,668,298
		TOTAL	8,417,476
		Recreational Vehicles--0.0%
1,500		Harley Davidson, Inc.	33,240
		Regional Bank--1.3%
2,600		BB&T Corp.	60,684
7,400		Central Pacific Financial Corp.	43,364
75,100		Comerica, Inc.	1,575,598
16,400		East West Bancorp, Inc.	112,012
52,700		Marshall & Ilsley Corp.	304,606
46,000		Popular, Inc.	131,560
19,400		Regions Financial Corp.	87,106
9,400		Synovus Financial Corp.	30,362
4,900		Umpqua Holdings Corp.	46,991
4,400		Wintrust Financial Corp.	74,800
		TOTAL	2,467,083
		Restaurant--0.4%
800	[1]	Buffalo Wild Wings, Inc.	31,232
5,800	[1]	California Pizza Kitchen, Inc.	91,118
4,300		Darden Restaurants, Inc.	158,971
3,400	[1]	Green Mountain Coffee, Inc.	245,854
2,900	[1]	Panera Bread Co.	162,429
		TOTAL	689,604
		Roofing & Wallboard--0.3%
43,300	[1]	USG Corp.	643,438
		Rubber--0.1%
18,100		Cooper Tire & Rubber Co.	149,687
		Savings & Loan--0.0%
3,300		MB Financial, Inc.	44,979
		Securities Brokerage--0.3%
11,400	[1]	Labranche & Co., Inc.	47,652
5,900	[1]	Piper Jaffray Cos., Inc.	204,553
17,000		Raymond James Financial, Inc.	266,730
		TOTAL	518,935
		Semiconductor Distribution--1.3%
57,600	[1]	Arrow Electronics, Inc.	1,309,824
41,100	[1]	Avnet, Inc.	899,679
7,600	[1]	FormFactor, Inc.	132,468
		TOTAL	2,341,971
		Semiconductor Manufacturing--0.1%
10,800	[1]	Broadcom Corp.	250,452
		Services to Medical Professionals--1.8%
3,000	[1]	Coventry Health Care, Inc.	47,730
4,900	[1]	Genoptix, Inc.	142,492
46,800	[1]	Health Net, Inc.	675,792
45,100		Omnicare, Inc.	1,159,521
11,400	[1]	PharMerica Corp.	208,050
5,200		UnitedHealth Group, Inc.	122,304
24,300	[1]	Wellpoint, Inc.	1,039,068
		TOTAL	3,394,957
		Software Packaged/Custom--3.7%
5,200	[1]	ArcSight, Inc.	78,520
86,800	[1]	Computer Sciences Corp.	3,208,128
18,700	[1]	DST Systems, Inc.	676,379
58,000		Microsoft Corp.	1,175,080
7,800	[1]	NetSuite, Inc.	109,122
98,300	[1]	Red Hat, Inc.	1,697,641
		TOTAL	6,944,870
		Specialty Chemicals--0.1%
4,300		Cytec Industries, Inc.	85,398
		Specialty Retailing--1.0%
22,500	[1]	Big Lots, Inc.	621,900
13,900	[1]	CarMax, Inc.	177,364
5,300	[1]	Conn's, Inc.	87,132
6,700		Monro Muffler Brake, Inc.	167,299
11,000		Pep Boys-Manny Moe & Jack	81,400
3,500		Stage Stores, Inc.	42,875
38,100		Williams-Sonoma, Inc.	533,400
9,800	[1]	Zale Corp.	36,456
11,200	[1]	hhgregg, Inc.	185,920
		TOTAL	1,933,746
		Stainless Steel Producer--0.4%
22,100		Allegheny Technologies, Inc.	723,333
		Telecommunication Equipment & Services--0.1%
4,900	[1]	Echostar Holding Corp.	77,518
8,900	[1]	Starent Networks Corp.	175,597
		TOTAL	253,115
		Tools and Hardware--0.1%
4,300		Snap-On, Inc.	145,856
		Toys & Games--0.1%
18,200	[1]	JAKKS Pacific, Inc.	230,230
		Trucking--0.1%
8,100		Arkansas Best Corp.	186,948
1,500		Ryder System, Inc.	41,535
		TOTAL	228,483
		Undesignated Consumer Cyclicals--4.3%
5,800	[1]	American Public Education, Inc.	208,800
25,500	[1]	Apollo Group, Inc., Class A	1,605,225
6,100	[1]	Capella Education Co.	313,418
58,200	[1]	Corinthian Colleges, Inc.	896,280
43,500	[1]	ITT Educational Services, Inc.	4,383,495
11,600		Speedway Motorsports, Inc.	174,000
1,900		Strayer Education, Inc.	359,879
		TOTAL	7,941,097
		Water Utility--0.1%
10,100		Aqua America, Inc.	185,335
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,204,658)	184,215,568
		MUTUAL FUND--1.8%
3,392,488	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	3,392,488
		TOTAL INVESTMENTS --- 100.3% (IDENTIFIED COST $194,597,146)[4]	187,608,056
		OTHER ASSETS AND LIABILITIES --- NET --- (0.3)%[5]	(599,107)
		TOTAL NET ASSETS --- 100%	$187,008,949

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $194,597,146.  The net unrealized depreciation of investments for federal tax purposes was $6,989,090.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,350,322 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,339,412.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 187,608,056
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 187,608,056

Federated MDT Balanced Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--60.5%
		Advertising--0.0%
1,800		Omnicom Group, Inc.	$56,646
		Agricultural Chemicals--1.2%
22,000		Bunge Ltd.	1,056,220
3,200		FMC Corp.	155,936
29,100	[1]	Mosaic, Co./The	1,177,095
		TOTAL	2,389,251
		Airline - National--0.0%
800	[1]	Atlas Air Worldwide Holdings, Inc.	21,240
		Airline - Regional--0.2%
10,800	[1]	Alaska Air Group, Inc.	181,224
2,300	[1]	Allegiant Travel Co.	119,692
		TOTAL	300,916
		Apparel--0.1%
2,700		V.F. Corp.	160,029
		Auto Original Equipment Manufacturer--0.0%
5,700		Superior Industries International, Inc.	85,956
		Auto Rentals--0.1%
3,100	[1]	AMERCO	100,595
		Biotechnology--3.4%
4,800	[1]	Affymetrix, Inc.	22,512
26,600	[1]	Amgen, Inc.	1,289,302
119,700	[1]	Gilead Sciences, Inc.	5,482,260
4,400	[1]	Questcor Pharmaceuticals, Inc.	19,800
		TOTAL	6,813,874
		Bituminous Coal--0.0%
1,100		Fluor Corp.	41,657
		Broadcasting--0.1%
3,700	[1]	American Tower Systems Corp.	117,512
11,800		News Corp., Inc. - Class A	97,468
		TOTAL	214,980
		Building Materials--0.1%
8,800	[1]	Armstrong World Industries, Inc.	159,984
		Cable TV--0.8%
35,300	[1]	Discovery Communications, Inc.	670,347
3,000	[1]	DISH Network Corp., Class A	39,750
6,068		Time Warner Cable, Inc.	195,567
19,932		Time Warner, Inc.	435,116
17,900	[1]	Viacom, Inc., Class B - New	344,396
		TOTAL	1,685,176
		Cement--0.2%
9,800		Texas Industries, Inc.	313,404
		Clothing Stores--0.7%
14,700	[1]	Aeropostale, Inc.	499,359
6,600	[1]	AnnTaylor Stores Corp.	48,774
1,700	[1]	Citi Trends, Inc.	41,752
8,000	[1]	Jos A. Bank Clothiers, Inc.	323,520
9,100		Mens Wearhouse, Inc.	169,624
10,800		Ross Stores, Inc.	409,752
		TOTAL	1,492,781
		Commodity Chemicals--0.2%
700		Compass Minerals International, Inc.	33,754
2,300		Eastman Chemical Co.	91,264
10,500		Westlake Chemical Corp.	196,350
		TOTAL	321,368
		Computer Peripherals--0.9%
7,000		Imation Corp.	70,000
64,500	[1]	Sandisk Corp.	1,013,940
18,800	[1]	Synaptics, Inc.	610,624
5,900	[1]	Western Digital Corp.	138,768
		TOTAL	1,833,332
		Computer Services--0.0%
1,400		Syntel, Inc.	38,808
		Computer Stores--0.6%
34,100	[1]	GameStop Corp.	1,028,456
14,700	[1]	Ingram Micro, Inc., Class A	213,444
		TOTAL	1,241,900
		Computers - Low End--1.9%
28,200	[1]	Apple, Inc.	3,548,406
33,000	[1]	Dell, Inc.	383,460
		TOTAL	3,931,866
		Computers - Midrange--2.2%
123,000		Hewlett-Packard Co.	4,425,540
		Construction Machinery--0.0%
3,600		Joy Global, Inc.	91,800
		Crude Oil & Gas Production--0.8%
10,200	[1]	Encore Acquisition Co.	297,738
1,500		Penn Virginia Corp.	21,105
30,600		Pioneer Natural Resources, Inc.	707,472
12,700	[1]	Plains Exploration & Production Co.	239,649
13,300		St. Mary Land & Exploration Co.	237,671
14,500		W&T Offshore, Inc.	134,560
		TOTAL	1,638,195
		Defense Aerospace--2.6%
1,600	[1]	Alliant Techsystems, Inc.	127,440
49,900		Boeing Co.	1,998,495
17,200		General Dynamics Corp.	888,724
23,200		Lockheed Martin Corp.	1,821,896
12,200	[1]	Transdigm Group, Inc.	428,708
		TOTAL	5,265,263
		Defense Electronics--0.9%
6,400		L-3 Communications Holdings, Inc.	487,360
15,800		Northrop Grumman Corp.	763,930
9,400		Raytheon Co.	425,162
3,400		Rockwell Collins	130,390
		TOTAL	1,806,842
		Department Stores--1.0%
13,800		Dillards, Inc., Class A	106,398
33,900		Penney (J.C.) Co., Inc.	1,040,391
18,900	[1]	Saks, Inc.	98,469
13,300	[1]	Sears Holdings Corp.	830,851
		TOTAL	2,076,109
		Discount Department Stores--0.1%
3,600	[1]	99 Cents Only Stores	38,664
11,600		Foot Locker, Inc.	137,924
		TOTAL	176,588
		Diversified Leisure--0.2%
3,800		Carnival Corp.	102,144
13,000	[1]	Gaylord Entertainment Co.	181,220
1,900		International Speedway Corp., Class A	44,992
4,600	[1]	Life time Fitness, Inc.	86,296
6,500	[1]	Pinnacle Entertainment, Inc.	81,120
		TOTAL	495,772
		Diversified Oil--0.0%
1,200		Murphy Oil Corp.	57,252
		Electric & Electronic Original Equipment Manufacturer--0.1%
16,100		Molex, Inc.	268,387
		Electronic Testing/Measuring Equipment--0.0%
2,700	[1]	Multi-Fineline Electronix, Inc.	54,189
		Electric Utility--4.3%
2,600		Allegheny Energy, Inc.	67,392
10,700		Alliant Energy Corp.	239,252
31,700		Ameren Corp.	729,734
17,500		CMS Energy Corp.	210,350
15,100	[1]	Calpine Corp.	122,461
14,100		DTE Energy Co.	416,937
113,700		Edison International	3,241,587
3,700	[1]	El Paso Electric Co.	51,060
12,000		Entergy Corp.	777,240
5,900		FirstEnergy Corp.	241,310
5,000		Idacorp, Inc.	119,850
2,400		Integrys Energy Group, Inc.	63,384
3,800		NV Energy, Inc.	38,950
5,600		OGE Energy Corp.	143,976
33,000		Public Service Enterprises Group, Inc.	984,720
2,300		SCANA Corp.	69,506
25,700		Sempra Energy	1,182,714
4,900		UniSource Energy Corp.	128,968
		TOTAL	8,829,391
		Electrical - Radio & TV--0.1%
14,300		Harman International Industries, Inc.	260,117
		Electrical Equipment--0.0%
4,700		Belden, Inc.	75,764
		Electronic Instruments--0.1%
8,100	[1]	Thermo Fisher Scientific, Inc.	284,148
		Electronics Stores--0.1%
2,900		Best Buy Co., Inc.	111,302
		Ethical Drugs--1.7%
30,900		Bristol-Myers Squibb Co.	593,280
30,400	[1]	Forest Laboratories, Inc., Class A	659,376
15,700		Johnson & Johnson	822,052
38,500		Lilly (Eli) & Co.	1,267,420
1,700	[1]	Noven Pharmaceuticals, Inc.	17,544
2,900	[1]	Sepracor, Inc.	41,209
		TOTAL	3,400,881
		Financial Institution - REITs--0.1%
15,000		AMB Property Corp.	286,350
		Food Wholesaling--0.0%
4,500		SUPERVALU, Inc.	73,575
		Furniture--0.0%
5,700		Furniture Brands International, Inc.	18,012
		Gas Distributor--0.9%
6,000		AGL Resources, Inc.	187,020
33,400		Energen Corp.	1,206,408
1,300		Laclede Group, Inc.	45,084
4,100		ONEOK, Inc.	107,297
11,600	[1]	Southern Union Co.	184,556
5,900		WGL Holdings, Inc.	183,726
		TOTAL	1,914,091
		Generic Drugs--0.1%
6,500	[1]	Endo Pharmaceuticals Holdings, Inc.	107,510
		Grocery Chain--0.7%
9,700		Kroger Co.	209,714
50,300		Safeway, Inc.	993,425
1,100		Weis Markets, Inc.	40,689
5,800	[1]	Whole Foods Market, Inc.	120,234
		TOTAL	1,364,062
		Home Building--1.4%
1,900		Centex Corp.	20,786
73,100		D. R. Horton, Inc.	953,955
36,200		Lennar Corp., Class A	352,588
1,200	[1]	M/I Schottenstein Homes, Inc.	18,324
10,100		Pulte Homes, Inc.	116,251
6,200		Ryland Group, Inc.	128,402
62,300	[1]	Toll Brothers, Inc.	1,262,198
		TOTAL	2,852,504
		Home Health Care--0.4%
9,000	[1]	Amedisys, Inc.	301,860
7,500	[1]	Amerigroup Corp.	224,025
2,500	[1]	Gentiva Health Services, Inc.	39,825
6,600	[1]	LHC Group, Inc.	150,612
		TOTAL	716,322
		Home Products--0.1%
2,800	[1]	Energizer Holdings, Inc.	160,440
500		Tupperware Brands Corp.	12,515
		TOTAL	172,955
		Hospitals--0.0%
1,000		Universal Health Services, Inc., Class B	50,400
		Hotels and Motels--0.0%
6,400	[1]	MGM Mirage	53,632
		Household Appliances--0.1%
3,700		Whirlpool Corp.	167,092
		Industrial Machinery--0.3%
3,600		Flowserve Corp.	244,440
21,700	[1]	Terex Corp.	299,460
		TOTAL	543,900
		Integrated Domestic Oil--0.9%
42,600		ConocoPhillips	1,746,600
2,000		Marathon Oil Corp.	59,400
		TOTAL	1,806,000
		Integrated International Oil--2.7%
84,100		Chevron Corp.	5,559,010
		Internet Services--1.2%
2,200	[1]	Amazon.com, Inc.	177,144
24,600	[1]	IAC Interactive Corp.	394,092
33,300	[1]	NetFlix, Inc.	1,508,823
26,900	[1]	eBay, Inc.	443,043
		TOTAL	2,523,102
		Life Insurance--0.8%
41,100		Old Republic International Corp.	385,107
43,700		Torchmark Corp.	1,281,721
		TOTAL	1,666,828
		Long-Term Care Centers--0.0%
2,600	[1]	Kindred Healthcare, Inc.	33,852
		Lumber Products--0.0%
12,900	[1]	Louisiana-Pacific Corp.	52,503
		Maritime--0.1%
3,700	[1]	Kirby Corp.	114,182
		Medical Supplies--0.3%
8,900		Cardinal Health, Inc.	300,731
1,500	[1]	Immucor, Inc.	24,435
2,000	[1]	Kinetic Concepts, Inc.	49,520
5,700		McKesson HBOC, Inc.	210,900
		TOTAL	585,586
		Medical Technology--0.4%
4,800	[1]	Cantel Medical Corp.	67,824
1,900	[1]	Cyberonics, Inc.	25,156
900	[1]	Edwards Lifesciences Corp.	57,042
2,000	[1]	Ev3, Inc.	16,720
2,500	[1]	Gen-Probe, Inc.	120,400
1,100	[1]	ResMed, Inc.	42,295
300	[1]	Thoratec Laboratories Corp.	8,718
9,700	[1]	Zimmer Holdings, Inc.	426,703
		TOTAL	764,858
		Metal Containers--0.1%
1,100		Ball Corp.	41,492
3,200	[1]	Crown Holdings, Inc.	70,560
		TOTAL	112,052
		Metal Fabrication--0.1%
1,800		CIRCOR International, Inc.	46,314
2,000		Reliance Steel & Aluminum Co.	70,460
		TOTAL	116,774
		Miscellaneous Food Products--1.3%
94,100		Archer-Daniels-Midland Co.	2,316,742
15,100	[1]	Fresh Del Monte Produce, Inc.	219,252
		TOTAL	2,535,994
		Miscellaneous Components--0.4%
12,800		AVX Corp.	128,128
12,400	[1]	Cree, Inc.	339,636
4,400	[1]	Fairchild Semiconductor International, Inc., Class A	27,104
16,600	[1]	International Rectifier Corp.	280,208
6,000	[1]	Zoran Corp.	53,640
		TOTAL	828,716
		Mortgage and Title--0.1%
8,300		Radian Group, Inc.	14,359
4,400		Stewart Information Services Corp.	99,484
		TOTAL	113,843
		Motion Pictures--0.6%
51,400		Walt Disney Co.	1,125,660
		Multi-Industry Capital Goods--1.3%
28,100		Honeywell International, Inc.	877,001
34,000		KBR, Inc.	531,080
23,100		United Technologies Corp.	1,128,204
		TOTAL	2,536,285
		Multi-Line Insurance--1.8%
10,700		Allstate Corp.	249,631
3,600	[1]	Amerisafe, Inc.	55,296
7,500		CIGNA Corp.	147,825
3,600		Hanover Insurance Group, Inc.	107,928
1,400		Harleysville Group, Inc.	40,488
2,000		Infinity Property & Casualty	70,480
2,300	[1]	Navigators Group, Inc.	104,374
1,200		Safety Insurance Group, Inc.	39,660
15,800		Unitrin, Inc.	268,600
156,200		Unum Group	2,552,308
3,000		Zenith National Insurance Corp.	68,370
		TOTAL	3,704,960
		Office Equipment--0.1%
6,600		Pitney Bowes, Inc.	161,964
		Offshore Driller--0.8%
24,600	[1]	Transocean Ltd.	1,660,008
		Oil Refiner--0.9%
13,700		Sunoco, Inc.	363,187
72,000		Tesoro Petroleum Corp.	1,098,000
16,800		Western Refining, Inc.	211,512
6,300		World Fuel Services Corp.	240,219
		TOTAL	1,912,918
		Oil Service, Explore & Drill--0.3%
3,100	[1]	Mariner Energy Inc.	35,278
3,300	[1]	McDermott International, Inc.	53,262
40,900		Patterson-UTI Energy, Inc.	519,839
		TOTAL	608,379
		Oil Well Supply--0.0%
1,900	[1]	Superior Energy Services, Inc.	36,499
		Other Communications Equipment--0.1%
21,700	[1]	Tellabs, Inc.	113,708
		Paper Products--0.1%
9,200		MeadWestvaco Corp.	144,072
		Personal Loans--0.6%
58,100		Capital One Financial Corp.	972,594
11,500	[1]	Ezcorp, Inc., Class A	142,485
4,900	[1]	World Acceptance Corp.	145,432
		TOTAL	1,260,511
		Personnel Agency--0.0%
2,900		Kelly Services, Inc., Class A	32,944
4,800	[1]	Korn/Ferry International	50,832
		TOTAL	83,776
		Pollution Control--0.1%
2,100	[1]	Layne Christensen Co.	45,486
4,400	[1]	Stericycle, Inc.	207,152
		TOTAL	252,638
		Property Liability Insurance--2.8%
7,850		American Financial Group, Inc. Ohio	138,003
25,900		Chubb Corp.	1,008,805
111,100		The Travelers Cos, Inc.	4,570,654
		TOTAL	5,717,462
		Railroad--2.9%
35,900		CSX Corp.	1,062,281
8,200		Norfolk Southern Corp.	292,576
92,300		Union Pacific Corp.	4,535,622
		TOTAL	5,890,479
		Real Estate Investment Trusts--1.5%
99,000		Annaly Capital Management, Inc.	1,392,930
15,000		Digital Realty Trust, Inc.	540,150
5,000		Federal Realty Investment Trust	276,000
25,000		Host Hotels & Resorts, Inc.	192,250
5,000		Nationwide Health Properties, Inc.	123,450
8,000		Plum Creek Timber Co., Inc.	276,160
198		Simon Property Group, Inc.	10,217
7,000		Tanger Factory Outlet Centers, Inc.	233,240
45		Vornado Realty Trust	2,200
		TOTAL	3,046,597
		Recreational Vehicles--0.0%
1,100		Harley Davidson, Inc.	24,376
		Regional Bank--0.8%
5,100		BB&T Corp.	119,034
3,300		Central Pacific Financial Corp.	19,338
49,200		Comerica, Inc.	1,032,216
10,500		East West Bancorp, Inc.	71,715
33,900		Marshall & Ilsley Corp.	195,942
21,000		Popular, Inc.	60,060
14,600		Regions Financial Corp.	65,554
6,400		Synovus Financial Corp.	20,672
2,000		Umpqua Holdings Corp.	19,180
3,000		Wintrust Financial Corp.	51,000
		TOTAL	1,654,711
		Restaurant--0.4%
300	[1]	Buffalo Wild Wings, Inc.	11,712
3,600	[1]	California Pizza Kitchen, Inc.	56,556
2,900		Darden Restaurants, Inc.	107,213
4,000	[1]	Green Mountain Coffee, Inc.	289,240
4,800	[1]	Panera Bread Co.	268,848
		TOTAL	733,569
		Roofing & Wallboard--0.2%
21,200	[1]	U.S.G. Corp.	315,032
		Rubber--0.0%
7,300		Cooper Tire & Rubber Co.	60,371
		Savings & Loan--0.0%
3,700		MB Financial, Inc.	50,431
		Securities Brokerage--0.2%
8,800	[1]	Labranche & Co., Inc.	36,784
4,000	[1]	Piper Jaffray Cos., Inc.	138,680
12,600		Raymond James Financial, Inc.	197,694
		TOTAL	373,158
		Semiconductor Distribution--0.6%
22,700	[1]	Arrow Electronics, Inc.	516,198
28,500	[1]	Avnet, Inc.	623,865
3,800	[1]	FormFactor, Inc.	66,234
1,600	[1]	Tyler Technologies, Inc.	26,400
		TOTAL	1,232,697
		Semiconductor Manufacturing--0.2%
6,600	[1]	Broadcom Corp.	153,054
800	[1]	NVE Corp.	30,432
12,700		Texas Instruments, Inc.	229,362
		TOTAL	412,848
		Services to Medical Professionals--1.1%
2,900	[1]	Coventry Health Care, Inc.	46,139
3,200	[1]	Genoptix, Inc.	93,056
31,600	[1]	Health Net, Inc.	456,304
29,800		Omnicare, Inc.	766,158
7,600	[1]	PharMerica Corp.	138,700
2,700		UnitedHealth Group, Inc.	63,504
15,600	[1]	Wellpoint, Inc.	667,056
		TOTAL	2,230,917
		Soft Drinks--0.0%
1,600	[1]	Dr. Pepper Snapple Group, Inc.	33,136
		Software Packaged/Custom--2.1%
4,500	[1]	ArcSight, Inc.	67,950
45,500	[1]	Computer Sciences Corp.	1,681,680
11,800	[1]	DST Systems, Inc.	426,806
47,800		Microsoft Corp.	968,428
4,900	[1]	NetSuite, Inc.	68,551
64,800	[1]	Red Hat, Inc.	1,119,096
		TOTAL	4,332,511
		Specialty Chemicals--0.0%
3,100		Cytec Industries, Inc.	61,566
		Specialty Retailing--0.6%
15,300	[1]	Big Lots, Inc.	422,892
9,700	[1]	CarMax, Inc.	123,772
2,700	[1]	Conn's, Inc.	44,388
3,100	[1]	Hot Topic, Inc.	37,944
4,300		Monro Muffler Brake, Inc.	107,371
4,600		Pep Boys-Manny Moe & Jack	34,040
3,800		Stage Stores, Inc.	46,550
22,700		Williams-Sonoma, Inc.	317,800
6,200	[1]	hhgregg, Inc.	102,920
		TOTAL	1,237,677
		Stainless Steel Producer--0.2%
13,800		Allegheny Technologies, Inc.	451,674
		Telecommunication Equipment & Services--0.1%
3,700	[1]	Echostar Holding Corp.	58,534
5,800	[1]	Starent Networks Corp.	114,434
		TOTAL	172,968
		Tools and Hardware--0.0%
2,200		Snap-On, Inc.	74,624
		Toys & Games--0.1%
9,400	[1]	JAKKS Pacific, Inc.	118,910
		Trucking--0.1%
4,500		Arkansas Best Corp.	103,860
		Undesignated Consumer Cyclicals--2.6%
2,900	[1]	American Public Education, Inc.	104,400
24,400	[1]	Apollo Group, Inc., Class A	1,535,980
4,200	[1]	Capella Education Co.	215,796
34,200	[1]	Corinthian Colleges, Inc.	526,680
26,200	[1]	ITT Educational Services, Inc.	2,640,174
4,600		Speedway Motorsports, Inc.	69,000
1,100		Strayer Education, Inc.	208,351
		TOTAL	5,300,381
		Water Utility--0.1%
800		American States Water Co.	27,624
6,300		Aqua America, Inc.	115,605
		TOTAL	143,229
		TOTAL COMMON STOCKS (IDENTIFIED COST $123,912,968)	123,029,570
		ASSET-BACKED SECURITIES--1.7%
$400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	343,589
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.935%, 2/10/2051	186,995
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	871,340
335,193		Community Program Loan Trust 1987-A, Series 1987-A, 4.500%, 10/01/2018	337,183
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 09/15/2039	533,512
38,334		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	30,350
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 02/12/2051	119,364
715,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	600,315
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	166,303
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	45,425
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	105,397
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,476,856)	3,339,773
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
3,949		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.623%, 3/25/2031	3,497
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	303,123
12,082		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	13,030
22,200		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	23,943
19,292		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	20,226
64,336		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	67,234
53,301		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	60,260
6,373		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	6,826
14,114		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	14,026
5,555		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	5,629
41,281		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	43,369
350,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.815%, 2/12/2049	293,092
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.317%, 4/15/2041	515,110
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,690,569)	1,369,365
		CORPORATE BONDS--8.5%
		Basic Industry- Chemicals--0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	83,137
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	88,627
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	30,714
70,000		Praxair, Inc., 4.625%, 03/30/2015	70,568
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	64,758
		TOTAL	337,804
		Basic Industry- Metals & Mining--0.3%
50,000		Alcan, Inc., 5.000%, 06/01/2015	38,900
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	67,698
10,000		ArcelorMittal, 6.125%, 6/01/2018	8,101
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	153,812
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	137,955
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	35,250
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	80,390
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	76,938
		TOTAL	599,044
		Basic Industry- Paper--0.0%
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	38,155
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	45,796
125,000		Boeing Co., Note, 5.125%, 02/15/2013	131,436
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	30,393
		TOTAL	207,625
		Capital Goods - Building Materials--0.0%
70,000		RPM International, Inc., 6.500%, 02/15/2018	61,077
		Capital Goods - Diversified Manufacturing--0.4%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	60,750
30,000		Emerson Electric Co., 4.875%, 10/15/2019	29,416
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	106,689
160,000		Harsco Corp., 5.750%, 05/15/2018	154,448
80,000		Hubbell, Inc., 5.950%, 06/01/2018	76,972
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	54,345
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	90,552
140,000		Textron Financial Corp., 5.400%, 04/28/2013	103,072
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	10,811
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	50,426
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	107,766
		TOTAL	845,247
		Capital Goods - Environmental--0.0%
25,000		Waste Management, Inc., 7.375%, 03/11/2019	26,264
		Capital Goods - Packaging--0.0%
20,000		Pactiv Corp., 6.400%, 1/15/2018	17,949
		Communications - Media & Cable--0.2%
100,000		Comcast Corp., 7.125%, 06/15/2013	107,441
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	207,627
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	70,111
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	33,059
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	24,206
		TOTAL	442,444
		Communications - Media Noncable--0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	76,589
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	81,478
		TOTAL	158,067
		Communications - Telecom Wireless--0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	170,846
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	98,325
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	106,622
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	62,095
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	101,883
		TOTAL	539,771
		Communications - Telecom Wirelines--0.2%
50,000		Embarq Corp., 6.738%, 06/01/2013	48,292
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	99,714
150,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	155,714
40,000		Verizon Communications, Sr. Unsecd. Note, 6.35%, 4/01/2019	41,741
125,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	133,433
		TOTAL	478,894
		Consumer Cyclical - Automotive--0.2%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	91,747
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	73,073
150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	149,918
		TOTAL	314,738
		Consumer Cyclical - Entertainment--0.1%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	102,678
		Consumer Cyclical - Lodging--0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	66,045
		Consumer Cyclical - Retailers--0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	69,227
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	192,846
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	85,574
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	74,086
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	26,830
100,000		Target Corp., 5.875%, 03/01/2012	107,470
50,000		Target Corp., Note, 5.875%, 07/15/2016	52,079
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	42,185
		TOTAL	650,297
		Consumer Non-Cyclical Food/Beverage--0.4%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	101,097
100,000		Bottling Group LLC, Note, 5.500%, 4/01/2016	105,699
60,000		Coca-Cola Co., 4.875%, 03/15/2019	61,925
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	29,915
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	91,942
135,000		Kellogg Co., 4.250%, 03/06/2013	138,590
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	42,443
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	76,783
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,587
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,069
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	20,786
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	51,186
		TOTAL	811,022
		Consumer Non-Cyclical Health Care--0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	41,322
100,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	103,199
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	179,478
		TOTAL	323,999
		Consumer Non-Cyclical Pharmaceuticals--0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	64,967
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	138,754
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	102,283
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	32,729
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	112,358
		TOTAL	451,091
		Consumer Non-Cyclical Products--0.1%
75,000		Philips Electronics NV, 5.750%, 03/11/2018	73,378
80,000		Whirlpool Corp., 5.500%, 03/01/2013	66,959
		TOTAL	140,337
		Consumer Non-Cyclical Supermarkets--0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	41,197
		Consumer Non-Cyclical Tobacco--0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	80,997
90,000		Philip Morris International, Inc., 5.650%, 05/16/2018	91,510
		TOTAL	172,507
		Energy - Independent--0.2%
105,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.950%, 09/15/2016	95,170
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	48,735
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	67,936
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	58,512
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	65,341
		TOTAL	335,694
		Energy - Integrated--0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	188,871
		Energy - Oil Field Services--0.0%
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	67,457
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	101,929
115,000		Valero Energy Corp., 7.500%, 04/15/2032	101,520
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,204
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	32,232
		TOTAL	246,885
		Financial Institution - Banking--1.1%
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	48,125
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	133,721
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	128,917
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	149,106
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	50,250
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	21,698
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	149,843
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	161,007
100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	92,456
90,000		M & T Bank Corp., 5.375%, 05/24/2012	83,365
85,000		Merrill Lynch & Co., Inc., Note, 4.125%, 09/10/2009	85,252
100,000		Morgan Stanley, Note, 4.000%, 01/15/2010	100,336
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	31,896
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	66,197
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	105,499
30,000		Northern Trust Corp., 4.625%, 05/01/2014	30,501
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	172,366
100,000		PNC Funding Corp., Sub. Note, 7.500%, 11/01/2009	101,094
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	167,504
30,000		Wachovia Corp., 5.750%, 02/01/2018	27,734
130,000		Wells Fargo Bank, N.A., Sub. Note, 6.450%, 02/01/2011	133,147
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	99,411
75,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	39,199
		TOTAL	2,178,624
		Financial Institution - Brokerage--0.3%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	237,301
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	104,673
150,000	[2,3]	FMR Corp., Bond, 7.570%, 06/15/2029	124,481
100,000		Invesco Ltd., Note, 4.500%, 12/15/2009	96,183
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	53,347
80,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	51,950
		TOTAL	667,935
		Financial Institution - Finance Noncaptive--0.6%
100,000		American Express Co., 4.750%, 06/17/2009	100,242
100,000		American Express Co., 4.875%, 07/15/2013	92,658
150,000		American Express Credit Corp., 5.875%, 05/02/2013	145,178
100,000		American General Finance Corp., 4.000%, 03/15/2011	50,743
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	114,469
120,000		Capital One Capital IV, 6.745%, 02/17/2037	51,105
90,000		Capmark Financial Group,, Company Guarantee, Series WI, 8.300%, 5/10/2017	21,563
240,000		General Electric Capital Corp., 5.625%, 05/01/2018	214,228
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	184,044
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	46,500
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	33,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	87,625
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	62,190
		TOTAL	1,203,545
		Financial Institution - Insurance - Health--0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	77,940
60,000		CIGNA Corp., 6.350%, 03/15/2018	52,379
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	94,982
		TOTAL	225,301
		Financial Institution - Insurance - Life--0.2%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	151,368
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	78,480
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	102,650
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	52,990
		TOTAL	385,488
		Financial Institution - Insurance - P&C--0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	85,928
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	85,954
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	94,152
75,000		CNA Financial Corp., 6.500%, 08/15/2016	56,549
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	19,439
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	76,524
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	94,348
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.150%, 12/15/2065	265,000
		TOTAL	777,894
		Financial Institution - REITs--0.1%
40,000		AMB Property LP, 6.300%, 06/01/2013	30,107
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	13,873
75,000		Liberty Property LP, 6.625%, 10/01/2017	58,852
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	81,364
95,000		Simon Property Group LP, 6.125%, 05/30/2018	78,839
		TOTAL	263,035
		Technology--0.5%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	36,757
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	63,553
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	181,031
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	75,587
80,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	76,930
65,000		Harris Corp., 5.950%, 12/01/2017	58,665
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	114,421
125,000		Hewlett-Packard Co., Note, 6.500%, 07/01/2012	134,959
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	125,196
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	57,177
150,000		Oracle Corp., 6.500%, 04/15/2038	155,892
		TOTAL	1,080,168
		Transportation - Airlines--0.1%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	71,939
50,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	38,437
		TOTAL	110,376
		Transportation - Railroads--0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	73,799
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	77,912
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	106,616
100,000		Union Pacific Corp., 4.875%, 01/15/2015	95,924
		TOTAL	354,251
		Transportation - Services--0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	66,295
100,000		FedEx Corp., Note, 5.500%, 08/15/2009	100,960
		TOTAL	167,255
		Utility - Electric--0.8%
150,000		Alabama Power Co., 5.700%, 02/15/2033	140,726
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	75,951
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	76,703
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	100,664
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	98,671
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,407
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	64,553
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	94,724
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	102,873
100,000		FirstEnergy Corp., 6.450%, 11/15/2011	101,642
48,018	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	47,292
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	38,543
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	92,771
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	81,287
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	35,073
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	106,957
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	74,691
50,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	50,745
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 03/01/2011	102,918
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	51,377
90,000		Union Electric Co., 6.000%, 04/01/2018	81,266
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	92,418
		TOTAL	1,717,252
		Utility - Natural Gas Distributor--0.0%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	37,993
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	20,795
		TOTAL	58,788
		Utility - Natural Gas Pipelines--0.2%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	150,479
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	74,424
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	34,415
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	76,674
		TOTAL	335,992
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,083,084)	17,191,063
		GOVERNMENTS/AGENCIES--0.0%
		Sovereign--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $80,568)	81,000
		GOVERNMENT AGENCIES--2.2%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	848,712
700,000		Federal National Mortgage Association, 2.750%, 2/5/2014	708,383
2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013	2,981,117
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,307,542)	4,538,212
		MORTGAGE-BACKED SECURITIES--0.0%
13,549		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	14,042
9,481		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	10,030
18,668		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	19,879
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $43,042)	43,951
		U.S. TREASURY--2.0%
250,000		United States Treasury Bill, 0.190%, 7/2/2009	249,961
3,000,000		United States Treasury Note, 1.750%, 1/31/2014	2,974,461
650,000	[5]	United States Treasury Note, 2.750%, 10/31/2013	675,289
150,000	[5]	United States Treasury Note, 4.125%, 5/15/2015	165,551
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,054,364)	4,065,262
		EXCHANGE-TRADED FUNDS--5.9%
96,000		iShares MSCI EAFE Index Fund	4,024,320
278,000		iShares MSCI Emerging Market Fund	7,964,700
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $10,641,512)	11,989,020
		MUTUAL FUNDS--19.6%[6]
20,755		Emerging Markets Fixed Income Core Fund	402,057
2,479,541		Federated Mortgage Core Portfolio	24,844,998
752,381		High Yield Bond Portfolio	3,919,905
10,730,186	[7]	Prime Value Obligations Fund, Institutional Shares, 1.03%	10,730,186
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,577,461)	39,897,146
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $207,867,966)[8]	205,544,362
		OTHER ASSETS AND LIABILITIES – NET –(1.1)%[9]	(2,200,471)
		TOTAL NET ASSETS –100%	$203,343,891

At April 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]Euro-Bond Long Futures	27	$3,308,310	June 2009	$ (50,478)
[1]Euro-Schatz Long Futures	7	$756,385	June 2009	$ 1,547
[1]United States Treasury Bond 30-Year Long Futures	9	$1,103,063	June 2009	$ (37,496)
[1]United States Treasury Note 2-Year Short Futures	60	$13,052,813	June 2009	$ (36,743)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(123,170)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net”.
1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $1,053,201, which represented 0.5% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $1,053,201, which represented 0.5% of total net assets.

4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated companies.
7	7-Day net yield.
8
At April 30, 2009, the cost of investments for federal tax purposes was $207,868,684. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $2,324,322. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,714,734 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,039,056.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds**	$174,915,736	$(123,170)
Level 2 – Other Significant Observable Inputs	$ 30,628,626	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$205,544,362	$(123,170)

*Other financial instruments include futures contracts.

**Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invest primarily in emerging markets fixed-income securities.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.3%
		Agricultural Chemicals--3.6%
35,114		Monsanto Co.	$2,980,827
		Auto Original Equipment Manufacturers--1.3%
6,299	[1]	AutoZone, Inc.	1,048,091
		Biotechnology--6.5%
25,211	[1]	Cephalon, Inc.	1,654,094
66,950	[1]	Gilead Sciences, Inc.	3,066,310
17,948	[1]	Myriad Genetics, Inc.	696,203
		TOTAL	5,416,607
		Building Supply Stores--0.5%
19,399		Lowe's Cos., Inc.	417,078
		Clothing Stores--0.2%
5,190		Ross Stores, Inc.	196,909
		Computer Stores--0.6%
17,450	[1]	GameStop Corp.	526,292
		Computers - High End--3.8%
30,698		IBM Corp.	3,168,341
		Computers - Low End--3.6%
23,632	[1]	Apple, Inc.	2,973,614
		Crude Oil & Gas Production--2.5%
23,793		EOG Resources, Inc.	1,510,380
7,445		Range Resources Corp.	297,577
6,610	[1]	Southwestern Energy Co.	237,035
		TOTAL	2,044,992
		Defense Aerospace--6.0%
17,642	[1]	Alliant Techsystems, Inc.	1,405,185
4,915		Goodrich (B.F.) Co.	217,636
42,444		Lockheed Martin Corp.	3,333,127
1	[1]	TransDigm Group, Inc.	35
		TOTAL	4,955,983
		Defense Electronics--4.8%
40,186		L-3 Communications Holdings, Inc.	3,060,164
19,561		Raytheon Co.	884,744
		TOTAL	3,944,908
		Department Stores--1.4%
25,832	[1]	Kohl's Corp.	1,171,481
		Discount Department Stores--0.3%
7,577		Family Dollar Stores, Inc.	251,481
694		Wal-Mart Stores, Inc.	34,978
		TOTAL	286,459
		Electric Utility--5.2%
19,140		Entergy Corp.	1,239,698
103,148		Public Service Enterprises Group, Inc.	3,077,936
		TOTAL	4,317,634
		Electronics Stores--0.9%
18,804		Best Buy Co., Inc.	721,698
		Ethical Drugs--3.7%
159,832		Bristol-Myers Squibb Co.	3,068,774
		Financial Services--0.6%
8,844		FactSet Research Systems	473,950
		Grocery Chain--3.8%
144,537		Kroger Co.	3,124,890
		Home Products--1.6%
23,016	[1]	Energizer Holdings, Inc.	1,318,817
		Integrated Domestic Oil--2.0%
29,683		Hess Corp.	1,626,332
		Internet Services--7.6%
37,302	[1]	Amazon.com, Inc.	3,003,557
10,914	[1]	NetFlix, Inc.	494,513
8,766	[1]	Priceline.com, Inc.	851,091
119,221	[1]	eBay, Inc.	1,963,570
		TOTAL	6,312,731
		Maritime--0.4%
11,273	[1]	Kirby Corp.	347,885
		Medical Supplies--5.7%
14,909		Cardinal Health, Inc.	503,775
49,048	[1]	Kinetic Concepts, Inc.	1,214,428
80,056		McKesson HBOC, Inc.	2,962,072
		TOTAL	4,680,275
		Medical Technology--4.4%
3,935	[1]	Gen-Probe, Inc.	189,510
5,320	[1]	Masimo Corp.	153,748
6,000	[1]	ResMed, Inc.	230,700
70,609	[1]	Zimmer Holdings, Inc.	3,106,090
		TOTAL	3,680,048
		Metal Containers--1.2%
26,647		Ball Corp.	1,005,125
		Multi-Industry Capital Goods--3.9%
65,472		United Technologies Corp.	3,197,652
		Mutual Fund Adviser--1.2%
16,771		Franklin Resources, Inc.	1,014,310
		Office Equipment--3.8%
128,399		Pitney Bowes, Inc.	3,150,911
		Packaged Foods--0.2%
5,434		Hershey Foods Corp.	196,385
		Semiconductor Manufacturing--2.1%
12,442		Analog Devices, Inc.	264,766
50,963		Intel Corp.	804,196
25,110		Texas Instruments, Inc.	453,487
11,009		Xilinx, Inc.	225,024
		TOTAL	1,747,473
		Services to Medical Professionals--1.5%
51,814		UnitedHealth Group, Inc.	1,218,665
		Soft Drinks--0.5%
10,378	[1]	Hansen Natural Corp.	423,007
		Software Packaged/Custom--3.7%
8,072	[1]	BMC Software, Inc.	279,856
23,514		CA, Inc.	405,616
44,631	[1]	DST Systems, Inc.	1,614,303
12,873	[1]	Electronic Arts, Inc.	261,965
2,610	[1]	F5 Networks, Inc.	71,175
5,378	[1]	Solera Holdings, Inc.	122,726
9,535	[1]	Sybase, Inc.	323,809
		TOTAL	3,079,450
		Specialty Retailing--3.0%
16,390	[1]	Bed Bath & Beyond, Inc.	498,584
41,284		Costco Wholesale Corp.	2,006,402
		TOTAL	2,504,986
		Telecommunication Equipment & Services--0.8%
17,240	[1]	Amdocs Ltd.	360,833
6,787		Qualcomm, Inc.	287,226
		TOTAL	648,059
		Truck Manufacturing--0.4%
8,383		PACCAR, Inc.	297,093
		Undesignated Consumer Cyclicals--3.4%
21,329	[1]	Apollo Group, Inc., Class A	1,342,661
3,491		DeVRY, Inc.	148,577
12,973	[1]	ITT Educational Services, Inc.	1,307,289
		TOTAL	2,798,527
		Undesignated Health--1.6%
5,382	[1]	Cerner Corp.	289,552
83,543		IMS Health, Inc.	1,049,300
		TOTAL	1,338,852
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,093,483)	81,425,111
		MUTUAL FUND--1.9%
1,553,492	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	1,553,492
		TOTAL INVESTMENTS --- 100.2% (IDENTIFIED COST $76,646,975)[4]	82,978,603
		OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%[5]	(150,260)
		TOTAL NET ASSETS --- 100%	$82,828,343

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $76,646,975.  The net unrealized appreciation of investments for federal tax purposes was $6,331,628.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,273,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,942,202.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 82,978,603
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 82,978,603

Federated MDT Large Cap Value Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--93.7%
		Agricultural Chemicals--0.1%
12		FMC Corp.	$585
		Agricultural Machinery--0.6%
117		Deere & Co.	4,827
		Apparel--0.1%
36		Columbia Sportswear Co.	1,106
		AT&T Divestiture--1.4%
422		AT&T, Inc.	10,812
		Auto Part Replacement--0.4%
84		Genuine Parts Co.	2,853
		Biotechnology--2.4%
386	[1]	Amgen, Inc.	18,709
		Building Materials--0.0%
1	[1]	Owens Corning, Inc.	18
		Clothing Stores--0.3%
75		American Eagle Outfitters, Inc.	1,111
93	[1]	AnnTaylor Stores Corp.	687
54		Gap (The), Inc.	839
		TOTAL	2,637
		Commodity Chemicals--0.9%
185		Eastman Chemical Co.	7,341
		Computer Peripherals--0.3%
136	[1]	Lexmark International Group, Class A	2,668
		Computer Stores--0.7%
152	[1]	Ingram Micro, Inc., Class A	2,207
101	[1]	Tech Data Corp.	2,908
		TOTAL	5,115
		Construction Machinery--0.2%
107		Trinity Industries, Inc.	1,563
		Contracting--0.2%
31		Granite Construction, Inc.	1,223
		Crude Oil & Gas Production--0.8%
87	[1]	Encore Acquisition Co.	2,540
173		Pioneer Natural Resources, Inc.	4,000
		TOTAL	6,540
		Defense Aerospace--2.3%
177		General Dynamics Corp.	9,146
107		Lockheed Martin Corp.	8,403
		TOTAL	17,549
		Defense Electronics--1.3%
30		Grainger (W.W.), Inc.	2,516
133		Northrop Grumman Corp.	6,431
33		Raytheon Co.	1,493
		TOTAL	10,440
		Department Stores--3.5%
54		Dillards, Inc., Class A	416
433	[1]	Sears Holdings Corp.	27,050
		TOTAL	27,466
		Discount Department Stores--0.5%
115	[1]	BJ's Wholesale Club, Inc.	3,834
		Electric & Electrical Original Equipment Manufacturers--0.2%
115		Molex, Inc.	1,917
		Electric Utility--9.9%
373		Edison International	10,634
486		Entergy Corp.	31,478
52		Integrys Energy Group, Inc.	1,373
727		Sempra Energy	33,457
		TOTAL	76,942
		Ethical Drugs--0.2%
64	[1]	Forest Laboratories, Inc., Class A	1,388
1		Johnson & Johnson	52
		TOTAL	1,440
		Financial Services--2.6%
779		Ameriprise Financial, Inc.	20,527
		Gas Distributor--1.3%
190		Energen Corp.	6,863
107		National Fuel Gas Co.	3,500
		TOTAL	10,363
		Gas Pipeline--0.1%
98		El Paso Corp.	676
		Grocery Chain--0.5%
213		Safeway, Inc.	4,207
		Home Building--0.2%
91		KB HOME	1,644
		Home Products--3.8%
601		Procter & Gamble Co.	29,713
		Hospitals--0.2%
29		Universal Health Services, Inc., Class B	1,462
		Household Appliances--0.2%
28		Whirlpool Corp.	1,264
		Industrial Machinery--0.5%
32		Dover Corp.	985
220	[1]	Terex Corp.	3,036
		TOTAL	4,021
		Integrated Domestic Oil--8.3%
780		ConocoPhillips	31,980
1,095		Marathon Oil Corp.	32,521
		TOTAL	64,501
		Integrated International Oil--6.1%
467		Chevron Corp.	30,869
250		Exxon Mobil Corp.	16,667
		TOTAL	47,536
		Life Insurance--1.6%
364		Prudential Financial, Inc.	10,512
71		Torchmark Corp.	2,082
		TOTAL	12,594
		Machine Tools--0.1%
12	[1]	Mettler-Toledo International, Inc.	740
		Major Steel Producer--2.0%
582		United States Steel Corp.	15,452
		Maritime--0.6%
68		Alexander and Baldwin, Inc.	1,812
88		Overseas Shipholding Group, Inc.	2,526
		TOTAL	4,338
		Medical Supplies--0.7%
79		AmerisourceBergen Corp.	2,658
69		McKesson HBOC, Inc.	2,553
		TOTAL	5,211
		Medical Technology--0.4%
76	[1]	Zimmer Holdings, Inc.	3,343
		Mini-Mill Producer--0.4%
193		Commercial Metals Corp.	2,872
		Miscellaneous Food Products--4.0%
1,271		Archer-Daniels-Midland Co.	31,292
		Miscellaneous Machinery--0.6%
137		Illinois Tool Works, Inc.	4,494
		Miscellaneous Metals--0.1%
38		Kennametal, Inc.	777
		Motion Pictures--0.2%
51	[1]	Dreamworks Animation SKG, Inc.	1,225
		Multi-Industry Capital Goods--2.7%
426		United Technologies Corp.	20,806
		Multi-Line Insurance--3.6%
533		Allstate Corp.	12,435
60		Assurant, Inc.	1,466
584		CIGNA Corp.	11,511
37		Cincinnati Financial Corp.	886
25		Hanover Insurance Group, Inc.	749
39		Unum Group	637
		TOTAL	27,684
		Oil Refiner--3.7%
72		Tesoro Petroleum Corp.	1,098
1,401		Valero Energy Corp.	27,796
		TOTAL	28,894
		Oil Service, Explore & Drill--0.7%
61	[1]	Exterran Holdings, Inc.	1,260
63	[1]	Seacor Holdings, Inc.	4,140
		TOTAL	5,400
		Packaged Foods--0.5%
24		Campbell Soup Co.	617
137		Kraft Foods, Inc., Class A	3,206
		TOTAL	3,823
		Paper Products--0.3%
160		MeadWestvaco Corp.	2,506
		Property Liability Insurance--6.7%
77		Berkley, W. R. Corp.	1,841
427		Chubb Corp.	16,632
196		Loews Corp.	4,878
689		The Travelers Cos., Inc.	28,345
		TOTAL	51,696
		Railroad--3.9%
852		Norfolk Southern Corp.	30,399
		Recreational Vehicles--0.9%
298		Harley Davidson, Inc.	6,604
		Restaurant--3.9%
572		McDonald's Corp.	30,482
		Semiconductor Distribution--0.7%
225	[1]	Arrow Electronics, Inc.	5,116
		Semiconductor Manufacturing Equipment--0.4%
128	[1]	Novellus Systems, Inc.	2,312
102	[1]	Teradyne, Inc.	606
		TOTAL	2,918
		Services to Medical Professionals--3.2%
165		Aetna, Inc.	3,632
145	[1]	Health Net, Inc.	2,094
88	[1]	Medco Health Solutions, Inc.	3,832
256		UnitedHealth Group, Inc.	6,021
223	[1]	Wellpoint, Inc.	9,535
		TOTAL	25,114
		Software Packaged/Custom--0.4%
34	[1]	Computer Sciences Corp.	1,257
59	[1]	DST Systems, Inc.	2,134
		TOTAL	3,391
		Specialty Retailing--0.3%
83		Barnes & Noble, Inc.	2,168
		Stainless Steel Producer--0.2%
71		Carpenter Technology Corp.	1,468
		Trucking--0.6%
179		Ryder System, Inc.	4,957
		Undesignated Consumer Staples--0.2%
50	[1]	NBTY, Inc.	1,295
		TOTAL COMMON STOCKS (IDENTIFIED COST $843,160)	728,558
		MUTUAL FUND--4.1%
31,762	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	31,762
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $874,922)[4]	760,320
		OTHER ASSETS AND LIABILITIES – NET—2.2%[5]	17,211
		TOTAL NET ASSETS—100%	$777,531

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $874,922. The net unrealized depreciation of investments for federal tax purposes was $114,602.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,363 and net unrealized depreciation from investments for those securities having an excess of cost over value of $128,965.

5	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 760,320
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 760,320

Federated MDT Mid Cap Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.5%
		Agricultural Chemicals--3.4%
15,939		Scotts Co.	$538,260
		Auto Original Equipment Manufacturers--4.0%
3,783	[1]	AutoZone, Inc.	629,453
		Baking--0.4%
2,773		Flowers Foods, Inc.	64,056
		Biotechnology--4.0%
5,889	[1]	Cephalon, Inc.	386,377
1,424	[1]	Myriad Genetics, Inc.	55,237
3,979	[1]	Waters Corp.	175,752
		TOTAL	617,366
		Clothing Stores--1.2%
1,630	[1]	Aeropostale, Inc.	55,371
3,756		Ross Stores, Inc.	142,503
		TOTAL	197,874
		Commercial Services--0.4%
4,447	[1]	Corrections Corp. of America	62,836
		Computer Services--4.0%
14,637	[1]	Fiserv, Inc.	546,253
2,077	[1]	Salesforce.com, Inc.	88,916
		TOTAL	635,169
		Computer Stores--1.8%
9,090	[1]	GameStop Corp.	274,154
		Cosmetics & Toiletries--1.9%
13,098		Avon Products, Inc.	298,111
		Defense Aerospace--6.1%
4,633	[1]	Alliant Techsystems, Inc.	369,018
696		Goodrich (B.F.) Co.	30,819
15,863	[1]	TransDigm Group, Inc.	557,426
		TOTAL	957,263
		Defense Electronics--4.1%
8,600		L-3 Communications Holdings, Inc.	654,890
		Diversified Leisure--0.3%
1,440	[1]	Penn National Gaming, Inc.	48,989
		Electronic Instruments--0.2%
837	[1]	Dolby Laboratories, Class A	33,589
		Ethical Drugs--0.1%
1,597	[1]	Sepracor, Inc.	22,693
		Financial Services--4.8%
16,532		Equifax, Inc.	482,073
2,018		FactSet Research Systems	108,145
13,438		Total System Services, Inc.	167,572
		TOTAL	757,790
		Generic Drugs--3.1%
3,100	[1]	Endo Pharmaceuticals Holdings, Inc.	51,274
33,317	[1]	Warner Chilcott Ltd., Class A	326,173
3,615	[1]	Watson Pharmaceuticals, Inc.	111,848
		TOTAL	489,295
		Home Products--2.1%
5,910		Clorox Corp.	331,256
		Internet Services--3.3%
3,592	[1]	NetFlix, Inc.	162,754
3,774	[1]	Priceline.com, Inc.	366,418
		TOTAL	529,172
		Magazine Publishing--2.1%
11,075		McGraw-Hill Cos., Inc.	333,911
		Maritime--1.2%
5,965	[1]	Kirby Corp.	184,080
		Medical Supplies--4.3%
15,539	[1]	Hologic, Inc.	230,910
455	[1]	Immucor, Inc.	7,412
7,283	[1]	Kinetic Concepts, Inc.	180,327
12,541	[1]	Patterson Cos., Inc.	256,589
		TOTAL	675,238
		Medical Technology--3.8%
1,881	[1]	Gen-Probe, Inc.	90,589
9,545		Life Technologies, Inc.	356,029
3,675	[1]	Masimo Corp.	106,208
1,333	[1]	ResMed, Inc.	51,254
		TOTAL	604,080
		Metal Containers--5.2%
5,845		Ball Corp.	220,473
27,154	[1]	Crown Holdings, Inc.	598,746
		TOTAL	819,219
		Miscellaneous Communications--0.2%
389	[1]	Equinix, Inc.	27,319
		Miscellaneous Machinery--0.5%
2,384		Curtiss Wright Corp.	76,216
		Multi-Industry Capital Goods--0.5%
1,955		ITT Corp.	80,175
		Mutual Fund Adviser--0.5%
1,456	[1]	Affiliated Managers Group	82,774
		Office Equipment--3.3%
21,025		Pitney Bowes, Inc.	515,954
		Outpatient Clinics--1.0%
3,274	[1]	DaVita, Inc.	151,815
		Packaged Foods--3.1%
11,862		Campbell Soup Co.	305,091
5,154		Hershey Foods Corp.	186,266
		TOTAL	491,357
		Personnel Agency--3.0%
15,108	[1]	Hewitt Associates, Inc.	473,787
		Restaurant--1.8%
1,152		Brinker International, Inc.	20,413
7,209		Darden Restaurants, Inc.	266,517
		TOTAL	286,930
		Services to Medical Professionals--3.0%
355	[1]	Laboratory Corp. of America Holdings	22,773
5,214		MEDNAX, Inc.	187,183
5,089		Quest Diagnostics, Inc.	261,218
		TOTAL	471,174
		Soft Drinks--1.2%
4,820	[1]	Hansen Natural Corp.	196,463
		Software Packaged/Custom--5.4%
7,763	[1]	BMC Software, Inc.	269,143
15,980		CA, Inc.	275,655
65	[1]	F5 Networks, Inc.	1,773
2,289	[1]	Red Hat, Inc.	39,531
7,793	[1]	Solera Holdings, Inc.	177,836
2,401	[1]	Sybase, Inc.	81,538
		TOTAL	845,476
		Specialty Retailing--1.2%
3,851		Advance Auto Parts, Inc.	168,481
882	[1]	Big Lots, Inc.	24,378
		TOTAL	192,859
		Telecommunication Equipment & Services--0.3%
1,939	[1]	Amdocs Ltd.	40,583
		Undesignated Consumer Cyclicals--9.4%
6,270	[1]	Alliance Data Systems Corp.	262,525
8,721	[1]	Apollo Group, Inc., Class A	548,987
1,824		DeVRY, Inc.	77,629
5,185	[1]	ITT Educational Services, Inc.	522,492
1,196		Watson Wyatt & Co. Holdings	63,448
		TOTAL	1,475,081
		Undesignated Health--1.3%
15,964		IMS Health, Inc.	200,508
		TOTAL COMMON STOCKS (IDENTIFIED COST $14,454,540)	15,367,215
		MUTUAL FUND--2.4%
375,549	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	375,549
		TOTAL INVESTMENTS --- 99.9% (IDENTIFIED COST $14,830,089)[4]	15,742,764
		OTHER ASSETS AND LIABILITIES --- NET --- 0.1%[5]	22,242
		TOTAL NET ASSETS --- 100%	$15,765,006

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $14,830,089.  The net unrealized appreciation of investments for federal tax purposes was $912,675.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,196,381 and net unrealized depreciation from investments for those securities having an excess of cost over value of $283,706.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 15,742,764
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 15,742,764

Federated MDT Small Cap Core Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS—99.3%
		Airline - National--0.2%
163		Aircastle Ltd.	$1,076
517	[1]	Atlas Air Worldwide Holdings, Inc.	13,726
		TOTAL	14,802
		Airline - Regional--2.5%
1,412	[1]	Alaska Air Group, Inc.	23,693
2,873	[1]	Allegiant Travel Co.	149,511
		TOTAL	173,204
		Aluminum--0.0%
99		Kaiser Aluminum Corp.	2,924
		Apparel--0.4%
1,365	[1]	Collective Brands, Inc.	19,820
437	[1]	Iconix Brand Group, Inc.	6,232
		TOTAL	26,052
		Biotechnology--0.3%
1,487	[1]	Emergent Biosolutions, Inc.	15,926
551	[1]	Osiris Therapeutics, Inc.	6,981
		TOTAL	22,907
		Clothing Stores--4.3%
4,608		Buckle, Inc.	172,201
1,268	[1]	Citi Trends, Inc.	31,142
310	[1]	Dress Barn, Inc.	4,693
2,110	[1]	Jos A. Bank Clothiers, Inc.	85,328
		TOTAL	293,364
		Commodity Chemicals--0.4%
197		Innophos Holdings, Inc.	2,922
354		Newmarket Corp.	22,302
		TOTAL	25,224
		Computer Networking--0.5%
1,238	[1]	NetScout Systems, Inc.	11,130
1,270	[1]	Starent Networks Corp.	25,057
		TOTAL	36,187
		Computer Peripherals--2.4%
5,147	[1]	Synaptics, Inc.	167,175
		Computer Services--2.4%
6,308		Fair Isaac & Co., Inc.	106,101
991	[1]	Stanley, Inc.	25,548
1,185		Syntel, Inc.	32,848
		TOTAL	164,497
		Dairy Products--0.3%
731		Cal-Maine Foods, Inc.	19,350
		Defense Aerospace--1.6%
2,587		Triumph Group, Inc.	106,921
		Diversified Leisure--0.7%
1,669		International Speedway Corp., Class A	39,522
425	[1]	Pinnacle Entertainment, Inc.	5,304
		TOTAL	44,826
		Electrical Test/Measuring Equipment--1.2%
446		Badger Meter, Inc.	17,376
477		MTS Systems Corp.	10,079
2,750	[1]	Multi-Fineline Electronix, Inc.	55,193
		TOTAL	82,648
		Electric Utility--4.6%
1,430		Allete, Inc.	37,237
3,144		Avista Corp.	47,317
2,204		Black Hills Corp.	43,815
3,633	[1]	El Paso Electric Co.	50,135
952		Empire Distribution Electric Co.	14,251
700		Idacorp, Inc.	16,779
4,033		UniSource Energy Corp.	106,149
		TOTAL	315,683
		Electrical Equipment--0.4%
1,696	[1]	EnerSys, Inc.	28,917
		Ethical Drugs--0.3%
524	[1]	Matrixx Initiatives, Inc.	8,971
1,064	[1]	Noven Pharmaceuticals, Inc.	10,980
		TOTAL	19,951
		Financial Services--2.9%
1,402	[1]	America's Car-Mart, Inc.	22,740
8,073		Deluxe Corp.	117,059
371	[1]	Nelnet, Inc., Class A	2,237
2,649	[1]	PHH Corp.	44,450
333	[1]	Portfolio Recovery Associates, Inc.	11,645
		TOTAL	198,131
		Food Wholesaling--0.4%
1,032		Nash Finch Co.	30,227
		Gas Distributor--0.5%
187		Laclede Group, Inc.	6,485
1,466		Southwest Gas Corp.	29,628
		TOTAL	36,113
		Generic Drugs--0.2%
646		Medicis Pharmaceutical Corp., Class A	10,381
		Grocery Chain--4.1%
5,416		Casey's General Stores, Inc.	144,120
1,173		Spartan Stores, Inc.	19,085
2,924	[1]	The Pantry, Inc.	69,065
1,398		Weis Markets, Inc.	51,712
		TOTAL	283,982
		Home Health Care—4.0%
4,293	[1]	Amedisys, Inc.	143,987
1,052	[1]	Gentiva Health Services, Inc.	16,758
4,011	[1]	LHC Group, Inc.	91,531
2,034	[1]	Odyssey Healthcare, Inc.	21,072
		TOTAL	273,348
		Home Products--2.5%
8,578	[1]	Jarden Corp.	172,418
		Hotels and Motels--1.0%
3,456		Ameristar Casinos, Inc.	70,917
		Industrial Machinery--0.3%
1,736	[1]	Columbus McKinnon Corp.	22,499
		Industrial Services--0.1%
312	[1]	ATC Technology Corp.	4,958
		Insurance Brokerage--1.3%
1,376		AmTrust Financial Services, Inc.	12,563
1,713		Employers Holdings, Inc.	14,286
3,258		Life Partners Holdings, Inc.	60,990
		TOTAL	87,839
		Internet Services--0.5%
4,163	[1]	EarthLink Network, Inc.	31,556
		Life Insurance--0.7%
2,786		Delphi Financial Group, Inc., Class A	48,114
		Long-Term Care Centers--0.1%
685	[1]	Sun Healthcare Group, Inc.	5,802
		Machined Parts Original Equipment Manufacturers--0.2%
2,736		Titan International, Inc.	16,553
		Magazine Publishing--1.2%
3,246		Meredith Corp.	81,410
		Maritime--0.1%
1,188		Eagle Bulk Shipping, Inc.	7,746
		Medical Supplies--0.4%
2,015	[1]	American Medical Systems Holdings, Inc.	24,925
		Medical Technology--1.3%
2,393	[1]	Cyberonics, Inc.	31,683
1,496	[1]	Thoratec Laboratories Corp.	43,474
528	[1]	Vnus Medical Technologies, Inc.	11,695
		TOTAL	86,852
		Metal Distribution--0.1%
1,011		Castle (A.M.) & Co.	9,797
		Metal Fabrication--1.2%
920		CIRCOR International, Inc.	23,672
1,069	[1]	Haynes International, Inc.	24,138
1,115	[1]	Ladish Co., Inc.	8,441
1,773	[1]	RTI International Metals	23,067
		TOTAL	79,318
		Miscellaneous Communications--1.2%
1,299		Harte-Hanks	10,730
4,277		NTELOS Holdings Corp.	68,346
		TOTAL	79,076
		Miscellaneous Food Products--0.4%
1,778	[1]	Fresh Del Monte Produce, Inc.	25,817
204		The Anderson's, Inc.	3,278
		TOTAL	29,095
		Multi-Industry Basic--1.7%
9,552		Olin Corp.	120,355
		Multi-Line Insurance--2.5%
467	[1]	Amerisafe, Inc.	7,173
2,065		FBL Financial Group, Inc., Class A	11,874
252	[1]	FPIC Insurance Group, Inc.	7,696
1,276		Harleysville Group, Inc.	36,902
1,450		Infinity Property & Casualty	51,098
716	[1]	Navigators Group, Inc.	32,492
798		Safety Insurance Group, Inc.	26,374
		TOTAL	173,609
		Newspaper Publishing--0.1%
5,056		Belo (A.H.) Corp., (Series A)	8,595
		Office Furniture--0.2%
1,580		Knoll, Inc.	11,186
		Office Supplies--1.8%
1,314	[1]	Acco Brands Corp.	2,746
3,701	[1]	United Stationers, Inc.	121,134
		TOTAL	123,880
		Oil Refiner--2.8%
13		Alon USA Energy, Inc.	165
1,171		Delek US Holdings, Inc.	12,026
4,748		World Fuel Services Corp.	181,041
		TOTAL	193,232
		Oil Well Supply--1.1%
4,158	[1]	Oil States International, Inc.	78,586
		Packaged Foods--2.5%
3,771	[1]	Chiquita Brands International	28,546
3,282		Lancaster Colony Corp.	143,752
		TOTAL	172,298
		Packaging & Containers--0.2%
1,500	[1]	Bway Holding Co.	13,980
		Paint & Related Materials--0.1%
3,537		Ferro Corp.	9,797
		Paper Products--3.1%
3,406	[1]	Buckeye Technologies, Inc.	17,541
1,295		Glatfelter (P.H.) Co.	11,500
4,901		Rock-Tenn Co.	185,062
		TOTAL	214,103
		Personal Loans--1.1%
3,705	[1]	Ezcorp, Inc., Class A	45,905
1,017	[1]	World Acceptance Corp.	30,185
		TOTAL	76,090
		Photo-Optical Component-Equipment--0.1%
461	[1]	Coherent, Inc.	8,759
		Printed Circuit Boards--0.5%
2,636	[1]	Sigma Designs, Inc.	34,057
		Printing--0.3%
3,597	[1]	Valassis Communications, Inc.	18,596
		Property Liability Insurance--1.7%
166		American Physicians Capital, Inc.	6,916
1,311	[1]	CNA Surety Corp.	25,237
306	[1]	First Mercury Financial Corp.	4,045
4,456		Horace Mann Educators Corp.	39,124
1,627		OneBeacon Insurance Group Ltd.	18,906
1,723		Selective Insurance Group, Inc.	25,431
		TOTAL	119,659
		Recreational Goods--0.3%
2,979		Callaway Golf Co.	22,491
		Regional Bank--2.5%
1,707		CVB Financial Corp.	10,259
1,281		City Holding Co.	37,777
3,000		First BanCorp	16,530
4,730		First Midwest Bancorp, Inc.	41,908
1,918		Oriental Financial Group	17,818
2,113		Republic Bancorp, Inc.	46,993
		TOTAL	171,285
		Restaurant--3.8%
1,217	[1]	Buffalo Wild Wings, Inc.	47,512
1,037	[1]	California Pizza Kitchen, Inc.	16,291
1,500		Cracker Barrel Old Country Store, Inc.	48,915
810	[1]	Domino's Pizza, Inc.	7,646
1,301	[1]	Green Mountain Coffee, Inc.	94,075
675	[1]	P. F. Chang's China Bistro, Inc.	20,372
1,317		Ruby Tuesday, Inc.	10,115
1,603	[1]	Texas Roadhouse, Inc.	18,242
		TOTAL	263,168
		Savings & Loan--0.7%
3,580	[1]	Ocwen Financial Corp.	39,810
193		WSFS Financial Corp.	5,232
		TOTAL	45,042
		Securities Brokerage--1.5%
5,762	[1]	Knight Capital Group, Inc., Class A	89,253
4,112	[1]	Labranche & Co., Inc.	17,188
		TOTAL	106,441
		Services to Medical Professionals--2.1%
364	[1]	Genoptix, Inc.	10,585
1,466	[1]	HMS Holdings Corp.	43,951
751		Healthcare Services Group, Inc.	13,428
3,532	[1]	PharMerica Corp.	64,459
950	[1]	Res-Care, Inc.	15,219
		TOTAL	147,642
		Software Packaged/Custom--4.1%
3,532	[1]	ACI Worldwide, Inc.	60,998
6,033		Acxiom Corp.	58,218
2,077	[1]	Advent Software, Inc.	69,039
1,446	[1]	ArcSight, Inc.	21,835
946	[1]	CSG Systems International, Inc.	13,717
1,326	[1]	NetSuite, Inc.	18,551
1,098		Pegasystems, Inc.	19,182
2,743	[1]	Wind River Systems, Inc.	20,106
		TOTAL	281,646
		Specialty Chemicals--1.7%
2,125		Arch Chemicals, Inc.	51,383
3,562		Koppers Holdings, Inc.	67,536
		TOTAL	118,919
		Specialty Machinery--0.4%
912	[1]	Gardner Denver, Inc.	24,277
		Specialty Retailing--3.7%
1,169		Asbury Automotive Group, Inc.	11,304
5,650	[1]	Hot Topic, Inc.	69,156
669		Monro Muffler Brake, Inc.	16,705
5,836		Regis Corp. Minnesota	111,701
2,730	[1]	hhgregg, Inc.	45,318
		TOTAL	254,184
		Telecommunication Equipment & Services--0.9%
779	[1]	Anaren Microwave, Inc.	10,135
878		Applied Signal Technology, Inc.	17,349
907	[1]	Neutral Tandem, Inc.	25,940
383	[1]	ViaSat, Inc.	8,805
		TOTAL	62,229
		Telephone Utility--0.1%
405		Atlantic Telephone Network, Inc.	8,942
		Toys & Games—1.0%
4,129	[1]	JAKKS Pacific, Inc.	52,232
1,183	[1]	RC2 Corp.	13,380
		TOTAL	65,612
		Undesignated Consumer Cyclicals--8.4%
73	[1]	American Public Education, Inc.	2,628
664	[1]	Capella Education Co.	34,116
7,278	[1]	Career Education Corp.	160,407
6,992	[1]	Corinthian Colleges, Inc.	107,677
3,451	[1]	Geo Group, Inc.	57,390
1,448	[1]	Hillenbrand, Inc.	26,325
7,388	[1]	Rent-A-Center, Inc.	142,219
3,371		Speedway Motorsports, Inc.	50,565
		TOTAL	581,327
		Undesignated Consumer Staples--0.2%
2,293		Jackson Hewitt Tax Service, Inc.	11,213
		Undesignated Health--0.9%
6,523	[1]	Healthspring, Inc.	60,207
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,328,361)	6,837,096
		MUTUAL FUND-1.1%
74,642	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	74,642
		TOTAL INVESTMENTS---100.4% (IDENTIFIED COST $7,403,003)[4]	6,911,738
		OTHER ASSETS AND LIABILITIES---NET---(0.4)%[5]	(29,271)
		TOTAL NET ASSETS---100%	$6,882,467
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $7,403,003. The net unrealized depreciation of investments for federal tax purposes was $491,265. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $701,137 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,192,402.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 6,911,738
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 6,911,738

Federated MDT Small Cap Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.0%
		Airline - Regional--1.2%
15,473	[1]	Allegiant Travel Co.	$805,215
		Apparel--0.1%
3,332	[1]	Carter's, Inc.	71,238
		Beer--1.1%
27,360		Diamond Foods, Inc.	716,558
		Biotechnology--1.8%
9,403	[1]	Idera Pharmaceuticals, Inc.	56,512
20,566	[1]	InterMune, Inc.	278,464
27,788	[1]	Maxygen, Inc.	162,560
7,192	[1]	Osiris Therapeutics, Inc.	91,123
131,803	[1]	Questcor Pharmaceuticals, Inc.	593,114
		TOTAL	1,181,773
		Building Materials--0.1%
3,169		Aaon, Inc.	61,732
		Cable TV--0.1%
6,687	[1]	Mediacom Communications Corp.	38,049
		Clothing Stores--3.7%
23,012		Buckle, Inc.	859,958
25,428		Cato Corp., Class A	488,726
31,406	[1]	Citi Trends, Inc.	771,331
8,722	[1]	Gymboree Corp.	300,037
		TOTAL	2,420,052
		Computer Networking--1.8%
91,337	[1]	NetScout Systems, Inc.	821,120
17,754	[1]	Starent Networks Corp.	350,286
		TOTAL	1,171,406
		Computer Peripherals--1.4%
3,118	[1]	STEC, Inc.	29,933
26,143	[1]	Synaptics, Inc.	849,125
		TOTAL	879,058
		Computer Services--4.4%
10,784	[1]	CACI International, Inc., Class A	426,507
52,065	[1]	Data Domain, Inc.	863,238
29,401	[1]	Stanley, Inc.	757,958
29,460		Syntel, Inc.	816,631
		TOTAL	2,864,334
		Contracting--0.5%
3,307	[1]	Baker Michael Corp.	111,115
11,930	[1]	Orion Marine Group, Inc.	178,711
		TOTAL	289,826
		Cosmetics & Toiletries--1.2%
14,127	[1]	Chattem, Inc.	775,714
		Defense Aerospace--1.3%
19,811		Triumph Group, Inc.	818,789
		Electric Utility--0.8%
49,440	[1]	Pike Electric Corp.	513,187
		Electrical Equipment--2.0%
14,094		American Science & Engineering, Inc.	849,304
10,766	[1]	EnerSys, Inc.	183,560
7,318	[1]	Powell Industries, Inc.	263,375
		TOTAL	1,296,239
		Electrical Test/Measuring Equipment--1.7%
5,718		Badger Meter, Inc.	222,773
42,611	[1]	Multi-Fineline Electronix, Inc.	855,203
		TOTAL	1,077,976
		Electronic Instruments--1.6%
24,016		Computer Programs & Systems, Inc.	840,320
8,538	[1]	OSI Systems, Inc.	160,088
		TOTAL	1,000,408
		Ethical Drugs--2.6%
11,411	[1]	GTX, Inc.	112,170
49,396	[1]	Matrixx Initiatives, Inc.	845,660
71,686	[1]	Noven Pharmaceuticals, Inc.	739,800
		TOTAL	1,697,630
		Food Wholesaling--1.0%
45,910		Calavo Growers, Inc.	652,381
		Furniture--1.3%
24,355		Aaron's, Inc.	817,354
		Generic Drugs--0.6%
23,312		Medicis Pharmaceutical Corp., Class A	374,624
		Grocery Chain--1.2%
29,488		Casey's General Stores, Inc.	784,676
		Home Health Care--4.2%
9,554	[1]	Almost Family, Inc.	235,984
25,842	[1]	Amedisys, Inc.	866,741
47,535	[1]	Gentiva Health Services, Inc.	757,233
37,161	[1]	LHC Group, Inc.	848,014
		TOTAL	2,707,972
		Insurance Brokerage--1.7%
42,267		AmTrust Financial Services, Inc.	385,898
39,760		Life Partners Holdings, Inc.	744,307
		TOTAL	1,130,205
		Long-Term Care Centers--1.1%
86,411	[1]	Sun Healthcare Group, Inc.	731,901
		Medical Supplies--4.0%
42,400	[1]	American Medical Systems Holdings, Inc.	524,488
24,534	[1]	Emergency Medical Services Corp., Class A	854,765
17,938	[1]	Kensey Nash Corp.	375,622
25,464	[1]	Orthovita, Inc.	74,864
48,189	[1]	PetMed Express, Inc.	783,553
		TOTAL	2,613,292
		Medical Technology--2.9%
55,451	[1]	Cyberonics, Inc.	734,171
31,049	[1]	Thoratec Laboratories Corp.	902,284
10,421	[1]	Vnus Medical Technologies, Inc.	230,825
		TOTAL	1,867,280
		Miscellaneous Communications--2.6%
12,368	[1]	Cogent Communications Group, Inc.	104,386
46,029		NTELOS Holdings Corp.	735,543
34,724	[1]	j2 Global Communications, Inc.	833,029
		TOTAL	1,672,958
		Oil Well Supply--0.2%
4,461		Carbo Ceramics, Inc.	136,997
		Other Communications Equipment--0.9%
47,903	[1]	Syniverse Holdings, Inc.	603,578
		Packaged Foods--1.4%
93,557	[1]	Bway Holding Co.	871,951
1,183	[1]	United Natural Foods, Inc.	26,949
		TOTAL	898,900
		Periodicals Publishing--0.1%
7,454	[1]	Dolan Media Co.	88,777
		Personal Loans--2.2%
29,327	[1]	Ezcorp, Inc., Class A	363,362
34,612	[1]	First Cash Financial Services, Inc.	569,021
16,626	[1]	World Acceptance Corp.	493,460
		TOTAL	1,425,843
		Personnel Agency--1.4%
60,113	[1]	Dyncorp International, Inc., Class A	916,723
		Pollution Control--0.2%
3,841	[1]	Tetra Tech, Inc.	94,335
		Poultry Products--0.1%
963		Sanderson Farms, Inc.	38,424
		Printed Circuit Boards--0.2%
11,829	[1]	Sigma Designs, Inc.	152,831
		Recreational Goods--0.4%
12,204		Sport Supply Group, Inc.	73,468
12,184	[1]	Sturm Ruger & Co., Inc.	149,985
		TOTAL	223,453
		Regional Bank--0.8%
19,967		Bank of the Ozarks, Inc.	495,781
		Restaurant--8.0%
11,913	[1]	BJ's Restaurants, Inc.	196,445
16,679	[1]	Buffalo Wild Wings, Inc.	651,148
18,468	[1]	CEC Entertainment, Inc.	562,535
18,229		CKE Restaurants, Inc.	174,452
34,637	[1]	California Pizza Kitchen, Inc.	544,147
26	[1]	Carrols Restaurant Group, Inc.	154
25,765		Cracker Barrel Old Country Store, Inc.	840,197
14,941	[1]	Green Mountain Coffee, Inc.	1,080,384
18,915	[1]	Jack in the Box, Inc.	465,120
58,710	[1]	Texas Roadhouse, Inc.	668,120
		TOTAL	5,182,702
		Roofing & Wallboard--1.4%
56,403	[1]	Beacon Roofing Supply, Inc.	896,808
		Securities Brokerage--0.5%
21,601	[1]	Knight Capital Group, Inc., Class A	334,599
		Semiconductor Manufacturing--1.0%
17,180	[1]	NVE Corp.	653,527
		Services to Medical Professionals--2.7%
25,499	[1]	Genoptix, Inc.	741,511
24,891	[1]	HMS Holdings Corp.	746,232
18,015	[1]	PSS World Medical, Inc.	261,578
1,788	[1]	Virtual Radiologic Corp.	16,378
		TOTAL	1,765,699
		Software Packaged/Custom--13.8%
43,030	[1]	ACI Worldwide, Inc.	743,128
5,230	[1]	Actuate Software Corp.	19,351
24,925	[1]	Advent Software, Inc.	828,507
53,745	[1]	ArcSight, Inc.	811,549
56,525	[1]	CSG Systems International, Inc.	819,613
5,731	[1]	I2 Technologies, Inc.	51,120
12,723	[1]	Interactive Intelligence, Inc.	139,953
17,644	[1]	ManTech International Corp., Class A	638,536
64,617	[1]	NetSuite, Inc.	903,992
44,725		Pegasystems, Inc.	781,346
103,022	[1]	S1 Corp.	638,736
33,398	[1]	Solera Holdings, Inc.	762,142
2,339	[1]	Sourcefire, Inc.	25,331
26,679	[1]	Successfactors, Inc.	232,374
85,912	[1]	TeleCommunication Systems, Inc., Class A	842,797
94,625	[1]	Wind River Systems, Inc.	693,601
		TOTAL	8,932,076
		Specialty Chemicals--1.3%
19,913		Chemed Corp.	842,917
		Specialty Retailing--1.6%
11,531	[1]	Hibbett Sports, Inc.	240,421
47,293	[1]	hhgregg, Inc.	785,064
		TOTAL	1,025,485
		Telecommunication Equipment & Services--2.9%
36,209		Applied Signal Technology, Inc.	715,490
12,149	[1]	Bigband Networks, Inc.	71,193
30,273	[1]	Neutral Tandem, Inc.	865,808
9,173	[1]	ViaSat, Inc.	210,887
		TOTAL	1,863,378
		Telephone Utility--0.4%
89,252	[1]	Cincinnati Bell, Inc.	249,013
		Truck Manufacturing--0.8%
67,898	[1]	Force Protection, Inc.	517,383
		Undesignated Consumer Cyclicals--5.9%
13,032	[1]	American Public Education, Inc.	469,152
15,567	[1]	Capella Education Co.	799,832
52,085	[1]	Corinthian Colleges, Inc.	802,109
1,837	[1]	DG Fastchannel, Inc.	42,857
31,686	[1]	Geo Group, Inc.	526,938
45,950	[1]	Hillenbrand, Inc.	835,371
14,996	[1]	Lincoln Educational Services	248,784
7,107		Nu Skin Enterprises, Inc., Class A	91,112
		TOTAL	3,816,155
		Undesignated Health--0.8%
55,838	[1]	HealthSouth Corp.	523,202
		Undesignated Technology--1.0%
83,291	[1]	RightNow Technologies, Inc.	628,847
		TOTAL COMMON STOCKS (IDENTIFIED COST $60,721,036)	63,339,260
		MUTUAL FUND--2.0%
1,307,450	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	1,307,450
		TOTAL INVESTMENTS---100.0% (IDENTIFIED COST $62,028,486)[4]	64,646,710
		OTHER ASSETS AND LIABILITIES---NET—(0.0)%[5]	(26,943)
		TOTAL NET ASSETS---100%	$64,619,767

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $62,028,486.  The net unrealized appreciation of investments for federal tax purposes was $2,618,224.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,395,519 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,777,295.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 64,646,710
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 64,646,710

Federated MDT Small Cap Value Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--96.1%
		Agricultural Machinery--0.1%
1,556		Alamo Group, Inc.	$17,521
		Airline - National--1.0%
12,627		Aircastle Ltd.	83,338
5,582	[1]	Continental Airlines, Inc., Class B	58,723
12,877	[1]	Jet Blue Airways Corp.	63,484
2,518	[1]	US Airways Group, Inc.	9,543
		TOTAL	215,088
		Airline - Regional--1.1%
7,646	[1]	AirTran Holdings, Inc.	53,140
8,361	[1]	Alaska Air Group, Inc.	140,298
515	[1]	Hawaiian Holdings, Inc.	2,570
714	[1]	Republic Airways Holdings, Inc.	5,112
2,385		SkyWest, Inc.	28,715
		TOTAL	229,835
		Auto Original Equipment Manufacturers--0.0%
753	[1]	Fuel Systems Solutions, Inc.	11,498
		Baking--0.4%
3,971		Lance, Inc.	91,968
		Book Publishing--1.4%
15,191		Scholastic Corp.	299,718
		Building Materials--0.1%
309		Ameron, Inc.	18,284
903		Insteel Industries, Inc.	6,727
		TOTAL	25,011
		Cellular Communications--0.1%
2,009	[1]	USA Mobility, Inc.	22,340
		Clothing Stores--1.9%
6,341		Cato Corp., Class A	121,874
3,665	[1]	Charlotte Russe Holdings, Inc.	45,996
1,294	[1]	Children's Place Retail Stores, Inc.	36,801
3,795	[1]	Dress Barn, Inc.	57,456
3,752	[1]	Jos A. Bank Clothiers, Inc.	151,731
		TOTAL	413,858
		Commercial Services--0.1%
1,155	[1]	ICF International, Inc.	31,774
		Commodity Chemicals--0.4%
1,069		Innophos Holdings, Inc.	15,853
1,082		Newmarket Corp.	68,166
		TOTAL	84,019
		Computer Networking--0.5%
17,327	[1]	3Com Corp.	70,174
2,286	[1]	Avocent Corp.	33,010
		TOTAL	103,184
		Computer Services--0.7%
1,093	[1]	CACI International, Inc., Class A	43,228
4,905	[1]	Synnex Corp.	105,605
		TOTAL	148,833
		Computers - Low End--0.3%
5,239	[1]	Palm, Inc.	54,957
		Construction Machinery--0.0%
92	[1]	NCI Building System, Inc.	363
		Contracting--0.6%
579	[1]	Baker Michael Corp.	19,454
497		Comfort Systems USA, Inc.	5,363
2,013		Granite Construction, Inc.	79,413
2,040	[1]	Perini Corp.	35,292
		TOTAL	139,522
		Cosmetics & Toiletries--0.0%
365	[1]	Elizabeth Arden, Inc.	3,161
		Defense Aerospace--0.4%
2,060	[1]	AAR Corp.	31,044
1,623		Ducommun, Inc.	28,110
1,427		Kaman Corp., Class A	24,131
		TOTAL	83,285
		Discount Department Stores--0.6%
9,174		Freds, Inc.	125,317
		Diversified Leisure--0.5%
1,412		International Speedway Corp., Class A	33,436
5,573	[1]	Pinnacle Entertainment, Inc.	69,551
		TOTAL	102,987
		Electric & Electric Original Equipment Manufacturer--0.6%
4,336		Cubic Corp.	124,487
		Electrical Test/Measuring Equipment--0.1%
708	[1]	Multi-Fineline Electronix, Inc.	14,210
		Electric Utility--11.5%
10,332		Allete, Inc.	269,045
16,627		Avista Corp.	250,236
13,838		Cleco Corp.	291,843
3,084	[1]	El Paso Electric Co.	42,559
14,562		Empire Distribution Electric Co.	217,993
17,104		Idacorp, Inc.	409,983
4,225		Northwestern Corp.	88,387
7,259		PNM Resources, Inc.	61,847
1,987	[1]	Pike Electric Corp.	20,625
21,424		Portland General Electric Co.	391,417
9,351		UIL Holdings Corp.	215,915
8,560		UniSource Energy Corp.	225,299
		TOTAL	2,485,149
		Electrical Equipment--0.3%
1,511	[1]	EnerSys, Inc.	25,763
1,227		Franklin Electronics, Inc.	29,068
		TOTAL	54,831
		Ethical Drugs--0.8%
10,595	[1]	Valeant Pharmaceuticals International	177,572
		Financial Services--2.6%
11,769	[1]	America's Car-Mart, Inc.	190,893
5,726	[1]	Americredit Corp.	58,233
18,968		Blackrock Kelso Capital Corp.	110,583
8,377		Hercules Technology Growth Capital, Inc.	50,346
7,560	[1]	MBIA Insurance Corp.	35,759
4,794	[1]	Nelnet, Inc., Class A	28,908
5,382	[1]	PHH Corp.	90,310
		TOTAL	565,032
		Food Wholesaling--0.4%
2,867	[1]	Core-Mark Holding Co., Inc.	54,960
729		Nash Finch Co.	21,352
		TOTAL	76,312
		Furniture--0.9%
5,649		Aaron's, Inc.	189,580
		Gas Distributor--3.0%
6,995		Laclede Group, Inc.	242,587
3,404		New Jersey Resources Corp.	112,060
14,978		Southwest Gas Corp.	302,705
		TOTAL	657,352
		Generic Drugs--0.3%
6,914	[1]	Par Pharmaceutical Cos., Inc.	74,187
		Greeting Cards--0.1%
1,971		American Greetings Corp., Class A	15,472
		Grocery Chain--6.0%
12,153		Casey's General Stores, Inc.	323,391
6,340		Ruddick Corp.	162,684
2,825	[1]	Susser Holdings Corp.	40,821
12,872	[1]	The Pantry, Inc.	304,037
12,384		Weis Markets, Inc.	458,084
		TOTAL	1,289,017
		Home Health Care--2.1%
3,755	[1]	Amerigroup Corp.	112,162
6,192	[1]	Gentiva Health Services, Inc.	98,639
24,328	[1]	Odyssey Healthcare, Inc.	252,038
		TOTAL	462,839
		Home Products--0.8%
8,896	[1]	Central Garden & Pet Co., Class A	80,687
4,149	[1]	Jarden Corp.	83,395
		TOTAL	164,082
		Hospitals--0.2%
4,056	[1]	MedCath Corp.	41,047
		Hotels and Motels--1.9%
19,749		Ameristar Casinos, Inc.	405,250
		Industrial Services--0.1%
1,499	[1]	ATC Technology Corp.	23,819
		Insurance Brokerage--1.4%
28,798		AmTrust Financial Services, Inc.	262,926
2,208		Baldwin & Lyons, Inc., Class B	44,270
		TOTAL	307,196
		Internet Services--0.1%
5,380		United Online, Inc.	28,514
		Leasing--0.5%
4,382		Financial Federal Corp.	107,841
		Life Insurance--1.2%
20,673		American Equity Investment Life Holding Co.	116,389
13,729	[1]	Universal American Financial Corp.	141,821
		TOTAL	258,210
		Long-Term Care Centers--1.0%
2,548		Assisted Living Concepts, Inc.	50,527
13,373	[1]	Kindred Healthcare, Inc.	174,116
		TOTAL	224,643
		Maritime--0.1%
2,177		TAL International Group, Inc.	20,856
		Medical Technology--0.8%
3,442	[1]	Cantel Medical Corp.	48,635
7,040	[1]	Ev3, Inc.	58,854
1,521	[1]	Greatbatch Technologies, Inc.	32,002
3,119	[1]	Hanger Orthopedic Group, Inc.	43,385
		TOTAL	182,876
		Metal Fabrication--0.0%
34	[1]	Ladish Co., Inc.	257
		Miscellaneous Food Products--0.0%
447		The Anderson's, Inc.	7,183
		Miscellaneous Metals--0.2%
5,381	[1]	USEC, Inc.	33,308
		Miscellaneous Components--0.1%
1,976	[1]	Actel Corp.	24,443
		Money Center Bank--0.0%
99	[1]	Pennsylvania Commerce Bancorp, Inc.	2,188
		Mortgage and Title--0.9%
8,312		Stewart Information Services Corp.	187,934
		Multi-Industry Basic--0.7%
14,917		Aceto Corp.	106,657
3,343		Olin Corp.	42,122
		TOTAL	148,779
		Multi-Industry Capital Goods--0.0%
90	[1]	Ceradyne, Inc.	1,552
		Multi-Line Insurance--7.0%
15,457	[1]	Amerisafe, Inc.	237,420
1,276		Donegal Group, Inc., Class A	18,681
3,796		EMC Insurance Group, Inc.	86,017
6,046	[1]	FPIC Insurance Group, Inc.	184,645
6,409		Harleysville Group, Inc.	185,348
10,214		Infinity Property & Casualty	359,941
5,194	[1]	Navigators Group, Inc.	235,704
6,427		Safety Insurance Group, Inc.	212,412
		TOTAL	1,520,168
		Natural Gas Production--0.1%
1,390	[1]	Natural Gas Services Group, Inc.	13,872
		Offshore Driller--0.1%
775	[1]	Hornbeck Offshore Services, Inc.	18,003
789	[1]	Newpark Resources, Inc.	2,209
		TOTAL	20,212
		Oil Refiner--3.4%
11,034		Alon USA Energy, Inc.	140,132
19,861		Delek US Holdings, Inc.	203,972
21,739		Western Refining, Inc.	273,694
3,263		World Fuel Services Corp.	124,418
		TOTAL	742,216
		Oil Service, Explore & Drill--0.2%
1,344	[1]	Gulfmark Offshore, Inc.	36,127
		Other Communications Equipment--0.2%
2,792	[1]	Syniverse Holdings, Inc.	35,179
		Other Computer Hardware--0.3%
3,406	[1]	EMS Technologies, Inc.	64,884
		Other Steel Producer--0.1%
439	[1]	Northwest Pipe Co.	16,651
		Packaged Foods--3.4%
1,862	[1]	Hain Celestial Group, Inc.	31,077
1,038		J&J Snack Foods Corp.	40,233
8,866		Lancaster Colony Corp.	388,331
2,872	[1]	Ralcorp Holdings, Inc.	164,164
2,278	[1]	TreeHouse Foods, Inc.	60,572
1,773	[1]	United Natural Foods, Inc.	40,389
		TOTAL	724,766
		Paper Products--1.3%
10,186	[1]	Buckeye Technologies, Inc.	52,458
4,754		Glatfelter (P.H.) Co.	42,216
2,482		Rock-Tenn Co.	93,720
8,107		Temple-Inland, Inc.	96,798
		TOTAL	285,192
		Personal Loans--0.4%
6,925	[1]	Ezcorp, Inc., Class A	85,801
		Personnel Agency--0.1%
2,744	[1]	KForce Com, Inc.	29,937
		Photo-Optical Component-Equipment--0.5%
5,755	[1]	Coherent, Inc.	109,345
		Plastic--0.4%
4,601		Tredegar Industries, Inc.	80,886
		Pollution Control--0.1%
3,811	[1]	Spectrum Control, Inc.	26,944
		Printed Circuit Boards--0.0%
6,795	[1]	Sanmina-SCI Corp.	3,805
		Property Liability Insurance--7.1%
5,097		American Physicians Capital, Inc.	212,341
8,926		American Physicians Service Group, Inc.	179,323
14,970	[1]	CNA Surety Corp.	288,173
4,639	[1]	First Mercury Financial Corp.	61,328
4,528	[1]	Hallmark Financial Services, Inc.	30,428
14,548		Horace Mann Educators Corp.	127,731
9,745		Meadowbrook Insurance Group, Inc.	57,983
4,820		OneBeacon Insurance Group Ltd.	56,008
10,470	[1]	PMA Capital Corp.	39,263
7,659	[1]	ProAssurance Corp.	336,536
3,074		RLI Corp.	147,644
266	[1]	Seabright Insurance Holdings, Inc.	2,469
		TOTAL	1,539,227
		Psychiatric Centers--0.6%
4,361	[1]	Magellan Health Services, Inc.	128,911
		Regional Bank--2.7%
772		Bank of Marin Bancorp	19,775
4,284		Bank of the Ozarks, Inc.	106,372
604		City Holding Co.	17,812
2,351		FNB Corp. (PA)	17,680
864		First Midwest Bancorp, Inc.	7,655
2,843		National Penn Bancshares, Inc.	23,000
7,371		Oriental Financial Group	68,477
2,102		Prosperity Bancshares, Inc.	58,373
3,644		Republic Bancorp, Inc.	81,043
1,428		Southside Bancshares, Inc.	30,416
4,632		Susquehanna Bankshares, Inc.	37,334
2,191		WestAmerica Bancorp.	117,503
1,735		Wilshire Bancorp, Inc.	7,009
		TOTAL	592,449
		Restaurant--1.8%
7,973		Bob Evans Farms, Inc.	193,345
30	[1]	CEC Entertainment, Inc.	914
11,236		Ruby Tuesday, Inc.	86,293
20,011		Wendy's / Arby's Group INC	100,055
		TOTAL	380,607
		Roofing & Wallboard--1.1%
14,521	[1]	Beacon Roofing Supply, Inc.	230,884
		Savings & Loan--1.5%
571		First Financial Holdings, Inc.	5,139
521		Flushing Financial Corp.	4,798
674		OceanFirst Financial Corp.	8,189
22,878	[1]	Ocwen Financial Corp.	254,403
2,660		Roma Financial Corp.	34,607
467		WSFS Financial Corp.	12,660
		TOTAL	319,796
		Securities Brokerage--1.0%
5,824	[1]	Knight Capital Group, Inc., Class A	90,214
8,477	[1]	Labranche & Co. Inc.	35,434
1,846	[1]	Penson Worldwide, Inc.	18,718
5,236		SWS Group, Inc.	66,968
		TOTAL	211,334
		Semiconductor Manufacturing--0.1%
6,936	[1]	Triquint Semiconductor, Inc.	26,565
		Semiconductor Manufacturing Equipment--0.3%
19,834	[1]	MIPS Technologies, Inc.	65,849
		Services to Medical Professionals--1.1%
1,587	[1]	Molina Healthcare, Inc.	34,359
5,196	[1]	PharMerica Corp.	94,827
6,878	[1]	RehabCare Group, Inc.	114,863
		TOTAL	244,049
		Shoes--0.2%
2,278	[1]	Collective Brands, Inc.	33,077
413	[1]	Genesco, Inc.	9,408
		TOTAL	42,485
		Software Packaged/Custom--2.3%
31,688		Acxiom Corp.	305,789
4,743	[1]	EPIQ Systems, Inc.	73,374
5,960	[1]	Macrovision Solutions Corp.	120,511
		TOTAL	499,674
		Specialty Chemicals--0.1%
111		American Pacific Corp.	787
65		Minerals Technologies, Inc.	2,417
1,107		Sensient Technologies Corp.	25,882
		TOTAL	29,086
		Specialty Retailing--3.2%
16,259	[1]	Cabela's, Inc., Class A	208,278
13,334	[1]	Conn's, Inc.	219,211
2,524		Finish Line, Inc., Class A	21,454
7,242	[1]	Hot Topic, Inc.	88,642
4,771		Monro Muffler Brake, Inc.	119,132
3,944		Pep Boys-Manny Moe & Jack	29,186
		TOTAL	685,903
		Telecommunication Equipment & Services--1.3%
14,061	[1]	Anaren Microwave, Inc.	182,934
3,321		Plantronics, Inc.	42,310
1,985	[1]	ViaSat, Inc.	45,635
		TOTAL	270,879
		Telephone Utility--0.1%
4,054		D & E Communications, Inc.	22,702
		Toys & Games--0.1%
1,775	[1]	JAKKS Pacific, Inc.	22,454
		Trucking--0.5%
5,568	[1]	Marten Transport Ltd.	115,480
		Undesignated Consumer Cyclicals--4.2%
14,111	[1]	Career Education Corp.	311,006
8,967	[1]	Cornell Corrections, Inc.	163,020
3,048	[1]	Lincoln Educational Services	50,566
17,221	[1]	Rent-A-Center, Inc.	331,504
2,291		Speedway Motorsports, Inc.	34,365
1,209		Viad Corp.	23,068
		TOTAL	913,529
		Undesignated Health--0.1%
2,213	[1]	Healthspring, Inc.	20,426
		Uniforms--0.2%
973		Unifirst Corp.	36,283
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,163,848)	20,754,814
		MUTUAL FUND--2.9%
628,583	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	628,583
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $20,792,431)[4]	21,383,397
		OTHER ASSETS AND LIABILITIES – NET—1.0%[5]	215,329
		TOTAL NET ASSETS—100%	$21,598,726

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $20,792,431. The net unrealized appreciation of investments for federal tax purposes was $590,966.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,029,301 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,438,335.

5	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 21,383,397
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 21,383,397

Federated MDT Tax Aware/All Cap Core Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Shares	Value

		COMMON STOCKS--99.5%
		Advertising--0.3%
904		Omnicom Group, Inc.	$28,449
		Agricultural Chemicals--3.0%
1,411		Bunge Ltd.	67,742
324		FMC Corp.	15,789
2,155		Monsanto Co.	182,938
1,866	[1]	Mosaic Co./The	75,480
		TOTAL	341,949
		Airline - National--0.0%
144	[1]	Atlas Air Worldwide Holdings, Inc.	3,823
		Airline - Regional--0.2%
919	[1]	Alaska Air Group, Inc.	15,421
78	[1]	Allegiant Travel Co.	4,059
		TOTAL	19,480
		Aluminum--0.1%
305		Kaiser Aluminum Corp.	9,010
		Apparel--0.1%
248		V.F. Corp.	14,699
		Auto Original Equipment Manufacturer--0.0%
324		Superior Industries International, Inc.	4,886
		Auto Rentals--0.1%
327	[1]	AMERCO	10,611
		Biotechnology--4.8%
630	[1]	Amgen, Inc.	30,536
10,734	[1]	Gilead Sciences, Inc.	491,617
64	[1]	Hospira, Inc.	2,104
352	[1]	Myriad Genetics, Inc.	13,654
817	[1]	Questcor Pharmaceuticals, Inc.	3,676
		TOTAL	541,587
		Broadcasting--0.3%
661	[1]	American Tower Systems Corp.	20,993
1,452		News Corp., Inc.	11,994
		TOTAL	32,987
		Building Materials--0.2%
41		Ameron, Inc.	2,426
488	[1]	Armstrong World Industries, Inc.	8,872
205		Universal Forest Products, Inc.	6,880
		TOTAL	18,178
		Cable TV--1.0%
414	[1]	DISH Network Corp., Class A	5,485
3,518	[1]	Discovery Communications Inc.	66,807
283		Time Warner Cable, Inc.	9,121
144		Time Warner, Inc.	3,144
1,599	[1]	Viacom, Inc., Class B	30,765
		TOTAL	115,322
		Cement--0.2%
839		Texas Industries, Inc.	26,831
		Clothing Stores--1.2%
724	[1]	Aeropostale, Inc.	24,594
304	[1]	AnnTaylor Stores Corp.	2,247
153	[1]	Children's Place Retail Stores, Inc.	4,351
636	[1]	Fossil, Inc.	12,822
1,474		Gap (The), Inc.	22,906
1,000	[1]	Jos A. Bank Clothiers, Inc.	40,440
455		Mens Wearhouse, Inc.	8,481
485		Ross Stores, Inc.	18,401
		TOTAL	134,242
		Commodity Chemicals--0.8%
2,086		Du Pont (E.I.) de Nemours & Co.	58,199
271		Eastman Chemical Co.	10,753
1,078		Westlake Chemical Corp.	20,159
		TOTAL	89,111
		Computer Peripherals--1.2%
710		Imation Corp.	7,100
5,301	[1]	Sandisk Corp.	83,332
1,276	[1]	Synaptics, Inc.	41,444
		TOTAL	131,876
		Computer Services--0.0%
84		Syntel, Inc.	2,328
		Computer Stores--0.6%
1,915	[1]	GameStop Corp.	57,756
1,003	[1]	Ingram Micro, Inc., Class A	14,564
		TOTAL	72,320
		Computers - High End--2.3%
2,546		IBM Corp.	262,773
		Computers - Low End--0.7%
404	[1]	Apple, Inc.	50,835
2,340	[1]	Dell, Inc.	27,191
		TOTAL	78,026
		Computers - Midrange--4.5%
14,158		Hewlett-Packard Co.	509,405
		Construction Machinery--0.1%
398		Joy Global, Inc.	10,149
		Contracting--0.0%
143		Harsco Corp.	3,940
		Copper--4.3%
11,315		Freeport-McMoRan Copper & Gold, Inc.	482,585
		Crude Oil & Gas Production--0.8%
499	[1]	Encore Acquisition Co.	14,566
129		Penn Virginia Corp.	1,815
1,617		Pioneer Natural Resources, Inc.	37,385
476	[1]	Plains Exploration & Production Co.	8,982
755		St. Mary Land & Exploration Co.	13,492
1,906		W&T Offshore, Inc.	17,688
		TOTAL	93,928
		Defense Aerospace--3.7%
147	[1]	Alliant Techsystems, Inc.	11,709
3,567		Boeing Co.	142,858
1,471		General Dynamics Corp.	76,007
1,949		Lockheed Martin Corp.	153,055
1,034	[1]	TransDigm Group, Inc.	36,335
		TOTAL	419,964
		Defense Electronics--1.6%
535		L-3 Communications Holdings, Inc.	40,740
1,391		Northrop Grumman Corp.	67,255
1,181		Raytheon Co.	53,417
363		Rockwell Collins	13,921
		TOTAL	175,333
		Department Stores--4.0%
1,098		Dillards, Inc., Class A	8,466
6,367		Penney (J.C.) Co., Inc.	195,403
1,425	[1]	Saks, Inc.	7,424
3,759	[1]	Sears Holdings Corp.	234,825
		TOTAL	446,118
		Discount Department Stores--0.1%
693	[1]	99 Cents Only Stores	7,443
323		Foot Locker, Inc.	3,840
		TOTAL	11,283
		Distillers--0.0%
320	[1]	Constellation Brands, Inc., Class A	3,709
		Diversified Leisure--1.6%
5,729		Carnival Corp.	153,996
1,160	[1]	Gaylord Entertainment Co.	16,170
81		International Speedway Corp., Class A	1,918
141	[1]	Life Time Fitness, Inc.	2,645
756	[1]	Pinnacle Entertainment, Inc.	9,435
		TOTAL	184,164
		Electric & Electrical Original Equipment Manufacturers--0.2%
1,587		Molex, Inc.	26,455
		Electronic Testing/Measuring Equipment--0.0%
155	[1]	Multi-Fineline Electronix, Inc.	3,111
		Electric Utility--7.4%
654		Allegheny Energy, Inc.	16,952
832		Alliant Energy Corp.	18,604
2,577		Ameren Corp.	59,323
58		CH Energy Group, Inc.	2,578
3,863		CMS Energy Corp.	46,433
824	[1]	Calpine Corp.	6,683
1,198		DTE Energy Co.	35,425
10,860		Edison International	309,619
161	[1]	El Paso Electric Co.	2,222
733		Entergy Corp.	47,476
1,318		FirstEnergy Corp.	53,906
287		Idacorp, Inc.	6,879
317		NV Energy, Inc.	3,249
420		OGE Energy Corp.	10,798
2,914		Public Service Enterprises Group, Inc.	86,954
226		SCANA Corp.	6,830
2,239		Sempra Energy	103,039
445		UniSource Energy Corp.	11,712
		TOTAL	828,682
		Electrical - Radio & TV--0.2%
1,406		Harman International Industries, Inc.	25,575
		Electrical Equipment--0.1%
318		Belden, Inc.	5,126
		Electronic Instruments--0.1%
110	[1]	Thermo Fisher Scientific Inc.	3,859
		Ethical Drugs--0.8%
869		Eli Lilly & Co.	28,607
2,505	[1]	Forest Laboratories, Inc., Class A	54,333
834	[1]	King Pharmaceuticals, Inc.	6,572
357	[1]	Noven Pharmaceuticals, Inc.	3,684
		TOTAL	93,196
		Financial Services--0.0%
32		FactSet Research Systems	1,715
		Food Wholesaling--0.1%
687		SUPERVALU, Inc.	11,232
201	[1]	Winn-Dixie Stores, Inc.	2,303
		TOTAL	13,535
		Furniture--0.0%
557		Furniture Brands International, Inc.	1,760
		Gas Distributor--1.6%
298		AGL Resources, Inc.	9,289
3,039		Energen Corp.	109,769
245		ONEOK, Inc.	6,412
989		Questar Corp.	29,393
1,040	[1]	Southern Union Co.	16,546
298		WGL Holdings, Inc.	9,280
		TOTAL	180,689
		Generic Drugs--0.1%
481	[1]	Endo Pharmaceuticals Holdings, Inc.	7,956
		Grocery Chain--0.9%
4,326		Safeway Inc.	85,438
113		Weis Markets, Inc.	4,180
402	[1]	Whole Foods Market, Inc.	8,333
		TOTAL	97,951
		Home Building--2.8%
186		Centex Corp.	2,035
5,757		D. R. Horton, Inc.	75,129
1,793		KB HOME	32,400
3,509		Lennar Corp., Class A	34,178
194	[1]	M/I Schottenstein Homes, Inc.	2,962
916		Pulte Homes, Inc.	10,543
857		Ryland Group, Inc.	17,748
6,739	[1]	Toll Brothers, Inc.	136,532
		TOTAL	311,527
		Home Health Care--0.7%
985	[1]	Amedisys, Inc.	33,037
752	[1]	Amerigroup Corp.	22,462
292	[1]	Gentiva Health Services, Inc.	4,652
582	[1]	LHC Group, Inc.	13,281
		TOTAL	73,432
		Home Products--0.3%
239	[1]	Energizer Holdings, Inc.	13,695
366		Fortune Brands, Inc.	14,387
		TOTAL	28,082
		Hospitals--0.1%
148		Universal Health Services, Inc., Class B	7,459
		Hotels and Motels--0.2%
659	[1]	Wynn Resorts Ltd.	25,853
		Household Appliances--0.2%
475		Whirlpool Corp.	21,451
		Industrial Machinery--0.4%
345		Flowserve Corp.	23,425
1,341	[1]	Terex Corp.	18,506
		TOTAL	41,931
		Integrated Domestic Oil--0.5%
1,459		ConocoPhillips	59,819
		Integrated International Oil--4.6%
7,816		Chevron Corp.	516,638
		Internet Services--1.9%
175	[1]	Amazon.com, Inc.	14,091
1,619	[1]	IAC Interactive Corp.	25,936
3,154	[1]	NetFlix, Inc.	142,908
40	[1]	Priceline.com, Inc.	3,884
1,316	[1]	eBay, Inc.	21,675
		TOTAL	208,494
		Leasing--0.0%
49		GATX Corp.	1,475
		Life Insurance--1.4%
4,099		Old Republic International Corp.	38,408
4,016		Torchmark Corp.	117,789
		TOTAL	156,197
		Lumber Products--0.1%
1,254	[1]	Louisiana-Pacific Corp.	5,104
		Maritime--0.1%
237	[1]	Kirby Corp.	7,314
		Medical Supplies--0.3%
435		Cardinal Health, Inc.	14,699
186	[1]	Immucor, Inc.	3,030
153	[1]	Kinetic Concepts, Inc.	3,788
368		McKesson HBOC, Inc.	13,616
129	[1]	PetMed Express, Inc.	2,098
		TOTAL	37,231
		Medical Technology--0.6%
431	[1]	Cantel Medical Corp.	6,090
178	[1]	Gen-Probe, Inc.	8,572
849	[1]	Thoratec Laboratories Corp.	24,672
591	[1]	Zimmer Holdings, Inc.	25,998
		TOTAL	65,332
		Metal Containers--0.2%
370		Ball Corp.	13,956
301	[1]	Crown Holdings, Inc.	6,637
		TOTAL	20,593
		Metal Fabrication--0.0%
72		CIRCOR International, Inc.	1,853
		Miscellaneous Food Products--2.8%
12,453		Archer-Daniels-Midland Co.	306,593
351	[1]	Fresh Del Monte Produce, Inc.	5,097
		TOTAL	311,690
		Miscellaneous Machinery--0.1%
301		Parker-Hannifin Corp.	13,650
		Miscellaneous Components--0.6%
1,320		AVX Corp.	13,213
907	[1]	Cree, Inc.	24,843
1,596	[1]	International Rectifier Corp.	26,940
525	[1]	Zoran Corp.	4,693
		TOTAL	69,689
		Money Center Bank--0.7%
1,830		Bank of New York Mellon Corp.	46,628
1,716		U.S. Bancorp	31,266
		TOTAL	77,894
		Mortgage and Title--0.1%
400		Stewart Information Services Corp.	9,044
		Multi-Industry Capital Goods--1.4%
2,886		Honeywell International, Inc.	90,072
3,029		KBR, Inc.	47,313
333		United Technologies Corp.	16,264
		TOTAL	153,649
		Multi-Line Insurance--1.9%
163	[1]	Amerisafe, Inc.	2,504
387		CIGNA Corp.	7,628
458		Cincinnati Financial Corp.	10,969
153		Infinity Property & Casualty	5,392
150	[1]	Navigators Group, Inc.	6,807
965		Unitrin, Inc.	16,405
9,435		Unum Group	154,168
162		Zenith National Insurance Corp.	3,692
		TOTAL	207,565
		Office Equipment--0.1%
649		Pitney Bowes, Inc.	15,926
		Office Supplies--0.3%
1,154		Avery Dennison Corp.	33,166
		Offshore Driller--1.4%
2,278	[1]	Transocean Ltd.	153,719
		Oil Refiner--1.6%
1,303		Sunoco, Inc.	34,543
6,407		Tesoro Petroleum Corp.	97,707
1,753		Western Refining, Inc.	22,070
668		World Fuel Services Corp.	25,471
		TOTAL	179,791
		Oil Service, Explore & Drill--0.4%
293	[1]	McDermott International, Inc.	4,729
3,393		Patterson-UTI Energy, Inc.	43,125
		TOTAL	47,854
		Oil Well Supply--0.1%
412	[1]	Dril-Quip, Inc.	14,165
		Paper Products--0.4%
2,570		MeadWestvaco Corp.	40,246
		Personal Loans--0.9%
4,802		Capital One Financial Corp.	80,385
1,192	[1]	Ezcorp, Inc., Class A	14,769
286	[1]	World Acceptance Corp.	8,488
		TOTAL	103,642
		Personnel Agency--0.0%
274		Kelly Services, Inc., Class A	3,113
		Pollution Control--0.2%
205	[1]	Layne Christensen Co.	4,440
360	[1]	Stericycle, Inc.	16,949
		TOTAL	21,389
		Property Liability Insurance--4.3%
2,427		American Financial Group, Inc.	42,667
334	[1]	CNA Surety Corp.	6,429
2,691		Chubb Corp.	104,814
372		HCC Insurance Holdings, Inc.	8,898
752		Horace Mann Educators Corp.	6,603
7,696		The Travelers Cos., Inc.	316,613
		TOTAL	486,024
		Railroad--4.5%
2,260		Burlington Northern Santa Fe Corp.	152,505
1,295		CSX Corp.	38,319
764		Norfolk Southern Corp.	27,260
5,914		Union Pacific Corp.	290,614
		TOTAL	508,698
		Recreational Vehicles--0.1%
412		Harley Davidson, Inc.	9,130
		Regional Bank--1.5%
2,926		BB&T Corp.	68,293
333		Central Pacific Financial Corp.	1,951
2,733		Comerica, Inc.	57,338
1,109		East West Bancorp, Inc.	7,574
2,612		Marshall & Ilsley Corp.	15,097
2,231		Popular, Inc.	6,381
213		United Bankshares, Inc.	5,525
		TOTAL	162,159
		Restaurant--0.5%
136	[1]	CEC Entertainment, Inc.	4,143
106	[1]	California Pizza Kitchen, Inc.	1,665
454		Darden Restaurants, Inc.	16,784
258	[1]	Green Mountain Coffee, Inc.	18,656
180	[1]	Panera Bread Co.	10,082
		TOTAL	51,330
		Roofing & Wallboard--0.2%
1,762	[1]	USG Corp.	26,183
		Rubber--0.1%
782		Cooper Tire & Rubber Co.	6,467
		Savings & Loan--0.0%
125		MB Financial, Inc.	1,704
		Securities Brokerage--0.2%
142	[1]	Knight Capital Group, Inc., Class A	2,200
379	[1]	Labranche & Co. Inc.	1,584
184	[1]	Piper Jaffray Cos., Inc.	6,379
861		Raymond James Financial, Inc.	13,509
		TOTAL	23,672
		Semiconductor Distribution--1.2%
2,872	[1]	Arrow Electronics, Inc.	65,309
2,580	[1]	Avnet, Inc.	56,476
412	[1]	FormFactor, Inc.	7,181
		TOTAL	128,966
		Semiconductor Manufacturing--0.1%
502	[1]	ATMI, Inc.	7,927
		Semiconductor Manufacturing Equipment--0.1%
720	[1]	Novellus Systems, Inc.	13,003
		Services to Medical Professionals--1.4%
797	[1]	Centene Corp.	14,641
326	[1]	Coventry Health Care, Inc.	5,187
1,781	[1]	Health Net, Inc.	25,718
2,108		Omnicare, Inc.	54,197
654	[1]	PharMerica Corp.	11,935
1,445		UnitedHealth Group, Inc.	33,986
256	[1]	Wellpoint, Inc.	10,947
		TOTAL	156,611
		Shoes--0.1%
195	[1]	Genesco, Inc.	4,442
		Soft Drinks--0.1%
408	[1]	Dr. Pepper Snapple Group, Inc.	8,450
		Software Packaged/Custom--1.8%
184	[1]	Advent Software, Inc.	6,116
276	[1]	ArcSight, Inc.	4,168
228	[1]	Computer Sciences Corp.	8,427
1,124	[1]	DST Systems, Inc.	40,655
721	[1]	F5 Networks, Inc.	19,662
771		Microsoft Corp.	15,620
389	[1]	NetSuite, Inc.	5,442
4,841	[1]	Red Hat, Inc.	83,604
699	[1]	Solera Holdings, Inc.	15,951
		TOTAL	199,645
		Specialty Chemicals--0.3%
596		Albemarle Corp.	15,985
189	[1]	Calgon Carbon Corp.	3,209
95		Lubrizol Corp.	4,106
464	[1]	OM Group, Inc.	12,927
		TOTAL	36,227
		Specialty Retailing--0.8%
899	[1]	Big Lots, Inc.	24,848
9	[1]	Cabela's, Inc., Class A	115
1,477	[1]	CarMax, Inc.	18,846
164	[1]	Conn's, Inc.	2,696
382		Monro Muffler Brake, Inc.	9,539
2,252		Williams-Sonoma, Inc.	31,528
407	[1]	hhgregg, Inc.	6,756
		TOTAL	94,328
		Stainless Steel Producer--1.0%
3,528		Allegheny Technologies, Inc.	115,471
		Telecomm Equipment & Services--0.1%
309	[1]	Starent Networks Corp.	6,097
		Tools and Hardware--0.1%
233		Snap-On, Inc.	7,903
		Toys & Games--0.0%
156	[1]	JAKKS Pacific, Inc.	1,973
		Undesignated Consumer Cyclicals--4.2%
2,004	[1]	Apollo Group, Inc., Class A	126,152
203	[1]	Capella Education Co.	10,430
3,175	[1]	Corinthian Colleges, Inc.	48,895
35		DeVRY, Inc.	1,490
2,677	[1]	ITT Educational Services, Inc.	269,761
357		Speedway Motorsports, Inc.	5,355
69		Strayer Education, Inc.	13,069
		TOTAL	475,152
		Uniforms--0.0%
80		Unifirst Corp.	2,983
		Water Utility--0.1%
625		Aqua America, Inc.	11,469
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,269,994)	11,160,667
		MUTUAL FUND--2.0%
228,389	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	228,389
		TOTAL INVESTMENTS--101.5% (IDENTIFIED COST $10,498,383)[4]	11,389,056
		OTHER ASSETS AND LIABILITIES—NET--(1.5)%[5]	(169,028)
		TOTAL NET ASSETS–100%	$11,220,028
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2009, the cost of investments for federal tax purposes was $10,498,383. The net unrealized appreciation of investments for federal tax purposes was $890,673. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,437,795 and net unrealized depreciation from investments for those securities having an excess of cost over value of $547,122.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 11,389,056
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 11,389,056
Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009